                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
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                              MFS SERIES TRUST IX
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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               Date of fiscal year end: April 30 and October 31*
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                   Date of reporting period: January 31, 2007
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* MFS Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Limited
  Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, and MFS Research Bond Fund J, each a series of the Registrant, have a fiscal year end April 30. The MFS Inflation-Adjusted Bond Fund, a series of the Registrant, has a fiscal year end October 31.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) BOND FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
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
BONDS - 98.1%
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AEROSPACE - 0.5%
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Bombardier, Inc., 6.3%, 2014 (n)                                                                  $ 6,940,000      $    6,566,975
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ASSET BACKED & SECURITIZED - 11.4%
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ARCap REIT, Inc., "G", 6.1%, 2045 (n)                                                             $ 2,150,000      $    1,925,484
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Asset Securitization Corp., FRN, 8.147%, 2029                                                       4,095,000           4,415,611
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Banc of America Commercial Mortgage, Inc., FRN, 5.7755%, 2045                                       4,320,000           4,412,467
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Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                               2,930,000           2,933,822
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Blackrock Capital Finance LP, 7.75%, 2026 (n)                                                         648,214             641,732
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Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                                       4,050,640           3,965,576
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Capital One Auto Finance Trust, 2.47%, 2010                                                         2,094,497           2,082,575
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Chase Commercial Mortgage Securities Corp., 6.6%, 2029                                              4,039,542           4,114,732
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Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                   4,340,000           4,299,459
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Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                   4,694,532           4,818,123
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Commercial Mortgage Acceptance Corp., FRN, 1.1263%, 2030 (i)                                       60,309,353           1,471,765
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Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                              527,597             523,554
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Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                            6,760,000           6,630,884
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CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                  2,317,679           2,277,120
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Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                             2,590,120           2,603,504
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DLJ Commercial Mortgage Corp., 6.04%, 2031                                                          2,675,000           2,707,684
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Drive Auto Receivables Trust, 2.5%, 2009 (n)                                                        1,767,934           1,741,604
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Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                           2,733,000           2,379,845
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Falcon Franchise Loan LLC, FRN, 3.797%, 2025 (i)(z)                                                16,848,283           2,570,880
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First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                 3,028,000           3,244,239
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GE Commercial Mortgage Corp., FRN, 5.3403%, 2044                                                    2,710,000           2,679,612
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GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                              4,140,000           4,186,895
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GMAC Commercial Mortgage Securities, Inc., FRN, 7.6627%, 2034 (n)                                   3,212,000           3,463,193
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Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                            3,544,438           3,437,319
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Greenwich Capital Commercial Funding Corp., FRN, 5.9123%, 2016                                      2,125,000           2,191,323
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IKON Receivables Funding LLC, 3.27%, 2011                                                           1,892,876           1,884,621
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JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                   5,200,000           5,099,180
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JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3441%, 2042 (n)                         4,734,928           4,593,088
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JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3643%, 2043                             7,331,619           7,252,237
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JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                              4,318,739           4,418,797
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JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                              5,520,000           5,350,304
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Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1414%, 2030 (i)                          39,206,370             751,194
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Morgan Stanley Capital I, Inc., 5.72%, 2032                                                         4,179,221           4,196,586
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Morgan Stanley Capital I, Inc., FRN, 0.7042%, 2030 (i)(n)                                         127,584,780           1,534,296
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Mortgage Capital Funding, Inc., FRN, 0.6685%, 2031 (i)                                             41,011,051             264,595
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Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                    2,517,704           2,484,418
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Prudential Securities Secured Financing Corp., FRN, 7.4507%, 2013 (z)                               3,468,000           3,642,883
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Spirit Master Funding LLC, 5.05%, 2023 (z)                                                          2,897,246           2,760,196
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TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                          1,263,574           1,266,633
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TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033 (z)                                         6,675,000           6,630,152
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Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                          3,448,527           3,302,856
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.196%, 2044                                          2,387,000           2,342,437
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.316%, 2044                                          3,900,000           3,848,483
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.9619%, 2045 (n)                                     4,320,000           4,463,391
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                          4,300,000           4,301,842
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                                                                                                                   $  146,107,191
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AUTOMOTIVE - 0.9%
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Ford Motor Credit Co., 5.8%, 2009                                                                 $ 5,595,000      $    5,490,995
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Ford Motor Credit Co., 8%, 2016                                                                       195,000             191,464
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Johnson Controls, Inc., 5.5%, 2016                                                                  6,390,000           6,218,384
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                                                                                                                   $   11,900,843
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BROADCASTING - 1.3%
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CBS Corp., 6.625%, 2011                                                                           $ 6,040,000      $    6,228,001
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Clear Channel Communications, Inc., 7.65%, 2010                                                     4,329,000           4,576,372
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News America Holdings, 8.5%, 2025                                                                   4,931,000           5,900,711
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                                                                                                                   $   16,705,084
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BROKERAGE & ASSET MANAGERS - 2.8%
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AMVESCAP PLC, 4.5%, 2009                                                                          $ 7,053,000      $    6,857,724
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Lehman Brothers Holdings, Inc., 8.25%, 2007                                                         8,405,000           8,492,555
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Lehman Brothers Holdings, Inc., 5.5%, 2016                                                          3,344,000           3,318,355
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Merrill Lynch & Co., Inc., 6.05%, 2016                                                              6,898,000           7,082,977
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Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                        7,094,000           7,463,931
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Morgan Stanley Group, Inc., 5.75%, 2016                                                             3,320,000           3,343,170
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                                                                                                                   $   36,558,712
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BUILDING - 1.6%
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American Standard Cos., Inc., 7.375%, 2008                                                        $ 6,465,000      $    6,553,486
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American Standard Cos., Inc., 7.625%, 2010                                                          1,955,000           2,054,017
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Hanson PLC, 6.125%, 2016                                                                            6,610,000           6,729,595
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Lafarge S.A., 6.5%, 2016                                                                            5,428,000           5,643,475
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                                                                                                                   $   20,980,573
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BUSINESS SERVICES - 0.5%
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Xerox Corp., 6.4%, 2016                                                                           $ 6,230,000      $    6,304,853
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CABLE TV - 2.9%
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Cox Communications, Inc., 4.625%, 2013                                                            $ 6,087,000      $    5,750,450
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CSC Holdings, Inc., 7.875%, 2007                                                                    5,875,000           5,955,781
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Rogers Cable, Inc., 5.5%, 2014                                                                      2,229,000           2,131,568
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TCI Communications Financing III, 9.65%, 2027                                                      16,336,000          17,192,104
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TCI Communications, Inc., 9.8%, 2012                                                                3,539,000           4,161,358
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Time Warner Entertainment Co. LP, 8.375%, 2033                                                      1,734,000           2,110,193
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                                                                                                                   $   37,301,454
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CHEMICALS - 0.2%
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BCP Crystal Holdings Corp., 9.625%, 2014                                                          $ 2,831,000      $    3,128,255
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COMPUTER SOFTWARE - 0.3%
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Seagate Technology HDD Holdings, 6.375%, 2011                                                     $ 1,080,000      $    1,077,300
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Seagate Technology HDD Holdings, 6.8%, 2016                                                         2,893,000           2,885,768
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                                                                                                                   $    3,963,068
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CONGLOMERATES - 0.4%
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Kennametal, Inc., 7.2%, 2012                                                                      $ 4,801,000      $    5,002,772
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CONSTRUCTION - 0.6%
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D.R. Horton, Inc., 7.875%, 2011                                                                   $ 4,993,000      $    5,387,931
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D.R. Horton, Inc., 5.625%, 2014                                                                     1,731,000           1,688,584
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                                                                                                                   $    7,076,515
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CONSUMER GOODS & SERVICES - 0.6%
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Fortune Brands, Inc., 5.125%, 2011                                                                $ 6,080,000      $    5,953,639
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Service Corp. International, 7.375%, 2014                                                           1,880,000           1,936,400
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                                                                                                                   $    7,890,039
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DEFENSE ELECTRONICS - 1.7%
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L-3 Communications Corp., 6.375%, 2015                                                            $ 6,885,000      $    6,669,844
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Litton Industries, Inc., 8%, 2009                                                                   8,035,000           8,506,221
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Raytheon Co., 8.3%, 2010                                                                            5,900,000           6,372,578
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                                                                                                                   $   21,548,643
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EMERGING MARKET QUASI-SOVEREIGN - 1.0%
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Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (n)                                         $ 2,308,000      $    2,401,599
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Export-Import Banks of Korea, 5.25%, 2014 (n)                                                       3,528,000           3,466,359
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Pemex Finance Ltd., 9.69%, 2009                                                                     4,307,600           4,513,546
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Pemex Finance Ltd., 10.61%, 2017                                                                    1,500,000           1,920,330
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                                                                                                                   $   12,301,834
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EMERGING MARKET SOVEREIGN - 0.5%
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Republic of Argentina, FRN, 5.59%, 2012                                                           $ 3,000,000      $    2,848,000
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Republic of Panama, 9.375%, 2029                                                                    1,842,000           2,403,810
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Republic of Panama, 6.7%, 2036                                                                        380,000             385,700
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United Mexican States, 8.3%, 2031                                                                     688,000             866,880
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                                                                                                                   $    6,504,390
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ENERGY - INDEPENDENT - 1.6%
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Anadarko Petroleum Corp., 6.45%, 2036                                                             $ 4,370,000      $    4,329,730
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Chesapeake Energy Corp., 6.375%, 2015                                                               6,685,000           6,484,450
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Ocean Energy, Inc., 7.25%, 2011                                                                     8,687,000           9,215,343
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                                                                                                                   $   20,029,523
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ENERGY - INTEGRATED - 0.7%
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TNK-BP Ltd., 6.875%, 2011 (z)                                                                     $ 8,640,000      $    8,821,440
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ENTERTAINMENT - 1.0%
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Time Warner, Inc., 9.125%, 2013                                                                   $ 6,649,000      $    7,723,691
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Time Warner, Inc., 6.5%, 2036                                                                       1,100,000           1,094,836
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Walt Disney Co., 6.375%, 2012                                                                       3,973,000           4,151,916
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                                                                                                                   $   12,970,443
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FINANCIAL INSTITUTIONS - 3.6%
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Allied Capital Corp., 6.625%, 2011                                                                $ 6,500,000      $    6,581,022
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Capital One Bank, 4.25%, 2008                                                                       3,474,000           3,402,762
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CIT Group, Inc., FRN, 6.1%, 2067                                                                    1,030,000           1,027,308
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Countrywide Financial Corp., 6.25%, 2016                                                            6,069,000           6,215,930
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General Electric Capital Corp., 8.7%, 2007                                                          1,244,000           1,246,810
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General Motors Acceptance Corp., 5.85%, 2009                                                        4,197,000           4,173,354
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General Motors Acceptance Corp., 7.25%, 2011                                                        4,461,000           4,588,968
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HSBC Finance Corp., 6.75%, 2011                                                                     2,384,000           2,511,072
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HSBC Finance Corp., 5.5%, 2016                                                                      8,598,000           8,571,338
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International Lease Finance Corp., 5.625%, 2013                                                     3,380,000           3,386,388
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Residential Capital LLC, 6.875%, 2015                                                               4,440,000           4,554,783
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                                                                                                                   $   46,259,735
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FOOD & BEVERAGES - 1.8%
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Dean Foods Co., 7%, 2016                                                                          $ 6,036,000      $    6,096,360
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Diageo Capital PLC, 5.5%, 2016                                                                      6,930,000           6,844,484
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Miller Brewing Co., 5.5%, 2013 (n)                                                                  6,362,000           6,279,453
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Tyson Foods, Inc., 6.6%, 2016                                                                       3,240,000           3,289,475
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                                                                                                                   $   22,509,772
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FOREST & PAPER PRODUCTS - 0.7%
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MeadWestvaco Corp., 6.8%, 2032                                                                    $ 3,121,000      $    3,053,792
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Stora Enso Oyj, 7.25%, 2036 (z)                                                                     5,177,000           5,385,907
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                                                                                                                   $    8,439,699
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GAMING & LODGING - 2.2%
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Host Marriott LP, 6.75%, 2016                                                                     $ 6,890,000      $    6,838,325
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Marriott International, Inc., 6.2%, 2016                                                            3,099,000           3,127,164
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MGM Mirage, Inc., 8.375%, 2011                                                                      6,070,000           6,381,087
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Royal Caribbean Cruises Ltd., 8%, 2010                                                              4,190,000           4,430,577
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Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                             3,425,000           3,659,208
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Wyndham Worldwide Corp., 6%, 2016 (n)                                                               4,380,000           4,319,030
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                                                                                                                   $   28,755,391
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INDUSTRIAL - 0.4%
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Steelcase, Inc., 6.5%, 2011                                                                       $ 5,024,000      $    5,078,631
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INSURANCE - 2.0%
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American International Group, Inc., 4.25%, 2013                                                   $ 5,830,000      $    5,452,134
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Genworth Financial, Inc., FRN, 6.15%, 2066                                                          3,839,000           3,823,525
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ING Groep N.V., 5.775% to 2015, FRN to 2049                                                         5,646,000           5,588,512
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Prudential Insurance Co., 7.65%, 2007 (n)                                                           4,623,000           4,664,607
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UnumProvident Corp., 6.85%, 2015 (n)                                                                6,141,000           6,376,182
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                                                                                                                   $   25,904,960
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INSURANCE - PROPERTY & CASUALTY - 0.9%
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AXIS Capital Holdings Ltd., 5.75%, 2014                                                           $ 5,540,000      $    5,462,811
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Fund American Cos., Inc., 5.875%, 2013                                                              6,104,000           6,033,023
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                                                                                                                   $   11,495,834
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MACHINERY & TOOLS - 0.5%
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Case New Holland, Inc., 7.125%, 2014                                                              $ 6,815,000      $    6,985,375
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MAJOR BANKS - 6.8%
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Bank of America Corp., 5.49%, 2019 (n)                                                            $ 8,100,000      $    7,925,566
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Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)                                                  10,798,000          12,034,187
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BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                        7,063,000           6,748,499
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HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                            7,199,000           7,312,859
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MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                           10,231,000          10,318,874
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Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                                9,752,000          10,116,627
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Royal Bank of Scotland Group PLC, 9.118%, 2049                                                      2,152,000           2,371,158
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Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                             12,502,000          12,664,689
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UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                 5,204,000           5,822,402
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Wachovia Corp., 4.875%, 2014                                                                        3,896,000           3,753,192
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Wachovia Corp., 6.605%, 2025                                                                        7,936,000           8,562,960
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                                                                                                                   $   87,631,013
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
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Cardinal Health, Inc., 5.85%, 2017                                                                $ 3,449,000      $    3,407,847
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Fisher Scientific International, Inc., 6.125%, 2015                                                 6,885,000           6,841,445
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HCA, Inc., 8.75%, 2010                                                                              4,117,000           4,291,972
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                                                                                                                   $   14,541,264
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METALS & MINING - 1.1%
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International Steel Group, Inc., 6.5%, 2014                                                       $ 6,119,000      $    6,210,785
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Peabody Energy Corp., 5.875%, 2016                                                                  4,265,000           4,051,750
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Vale Overseas Ltd., 6.25%, 2017                                                                     4,337,000           4,345,154
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                                                                                                                   $   14,607,689
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MORTGAGE BACKED - 9.5%
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Fannie Mae, 5.5%, 2017 - 2035                                                                     $41,810,052      $   41,448,988
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Fannie Mae, 6%, 2017 - 2035                                                                        13,813,094          13,896,717
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Fannie Mae, 4.5%, 2018                                                                             11,100,976          10,671,916
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Fannie Mae, 7.5%, 2030 - 2031                                                                       2,651,263           2,760,469
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Fannie Mae, 6.5%, 2032 - 2036                                                                       7,705,354           7,877,762
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Freddie Mac, 6%, 2021 - 2034                                                                        4,867,524           4,911,160
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Freddie Mac, 5%, 2025 - 2035                                                                       29,489,390          28,457,116
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Freddie Mac, 5.5%, 2035                                                                           $12,479,944          12,290,693
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                                                                                                                   $  122,314,821
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NATURAL GAS - PIPELINE - 2.2%
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CenterPoint Energy Resources Corp., 7.875%, 2013                                                  $ 8,438,000      $    9,321,577
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Kinder Morgan Energy Partners LP, 5.125%, 2014                                                      2,559,000           2,447,233
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Kinder Morgan Energy Partners LP, 7.4%, 2031                                                        3,627,000           3,960,452
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Kinder Morgan, Inc., 6.8%, 2008                                                                     3,345,000           3,385,016
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Magellan Midstream Partners LP, 5.65%, 2016                                                         4,760,000           4,641,809
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Williams Cos., Inc., 7.125%, 2011                                                                   4,311,000           4,472,663
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                                                                                                                   $   28,228,750
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NETWORK & TELECOM - 2.2%
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AT&T, Inc., 5.1%, 2014                                                                            $ 8,569,000      $    8,288,400
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Deutsche Telekom International Finance B.V., 8%, 2010                                               3,029,000           3,262,615
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Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                                 2,346,000           2,388,657
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Telefonica Emisiones S.A.U., 7.045%, 2036                                                           3,450,000           3,711,403
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Telefonica Europe B.V., 7.75%, 2010                                                                 6,019,000           6,452,910
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Verizon New York, Inc., 6.875%, 2012                                                                3,786,000           3,936,073
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                                                                                                                   $   28,040,058
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OIL SERVICES - 0.6%
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Halliburton Co., 5.5%, 2010                                                                       $ 7,735,000      $    7,729,206
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OILS - 0.8%
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Premcor Refining Group, Inc., 7.5%, 2015                                                          $10,500,000      $   10,770,595
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OTHER BANKS & DIVERSIFIED FINANCIALS - 6.4%
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Alfa Diversified Payment Rights Finance Co., FRN, 7.2465%, 2011 (z)                               $ 4,337,000      $    4,337,000
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Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                     4,158,000           4,173,593
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Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                                    6,696,000           6,390,977
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Citigroup, Inc., 5%, 2014                                                                           5,712,000           5,537,213
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Credit Suisse (USA), Inc., 4.875%, 2010                                                             8,611,000           8,491,987
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Fifth Third Bancorp, 5.45%, 2017                                                                    5,600,000           5,512,186
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HSBK Europe B.V., 7.75%, 2013 (n)                                                                     437,000             453,387
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Kazkommerts International B.V., 8.5%, 2013                                                          4,196,000           4,453,005
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Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                   9,630,000           9,637,145
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Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                                       5,310,000           5,305,136
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Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                                     4,178,000           3,991,486
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Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                    6,312,000           6,135,655
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Russian Standard Finance S.A., 8.625%, 2011 (n)                                                     3,883,000           3,883,000
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Turanalem Finance B.V., 8.25%, 2037 (z)                                                             1,042,000           1,055,025
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UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                          6,470,000           6,643,409
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UFJ Finance Aruba AEC, 6.75%, 2013                                                                  6,193,000           6,563,614
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   82,563,818
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PHARMACEUTICALS - 0.4%
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Wyeth, 5.5%, 2013                                                                                 $ 5,206,000      $    5,223,768
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PRINTING & PUBLISHING - 0.8%
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Dex Media West LLC, 9.875%, 2013                                                                  $ 3,975,000      $    4,322,812
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Idearc, Inc., 8%, 2016 (n)                                                                          5,655,000           5,746,894
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,069,706
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RAILROAD & SHIPPING - 0.9%
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CSX Corp., 6.3%, 2012                                                                             $ 4,932,000      $    5,085,987
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                      6,032,000           6,439,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,525,147
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                      $ 4,476,000      $    4,611,292
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 4.75%, 2014                                                                       6,881,000           6,784,983
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                            6,245,000           6,389,422
---------------------------------------------------------------------------------------------------------------------------------
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                                 4,340,000           4,245,388
---------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.75%, 2016                                                                         6,887,000           6,877,517
---------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.625%, 2016                                                                        1,300,000           1,287,888
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.35%, 2012                                                          4,283,000           4,449,365
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.75%, 2015                                                          6,800,000           6,864,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   41,510,775
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                   $ 2,887,000      $    3,218,609
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                                $ 4,765,000      $    5,038,987
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                                                        3,037,000           2,933,414
---------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Corp., Inc., 8%, 2010                                                                     527,000             561,852
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,534,253
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                       $ 2,747,000      $    2,884,685
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008 (n)                                                          $ 3,758,000      $    3,880,135
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                            9,650,000           9,418,168
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.25%, 2012                                                                  3,315,000           3,489,038
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,787,341
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012                                                              $ 5,112,000      $    5,345,910
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                          $ 5,930,000      $    7,003,490
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                        $ 5,741,383      $    5,430,823
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                          6,672,019           6,528,738
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                          6,230,853           6,109,071
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.625%, 2025                                                         6,432,865           6,163,082
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                                                          3,671,135           3,565,572
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                         13,605,600          13,402,042
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   41,199,328
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                                  $26,700,000      $   30,339,958
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                  10,119,000          10,677,124
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                     3,665,000           3,425,632
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                                  13,476,000          13,446,515
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                                 7,440,518           7,235,614
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                             5,200,992           5,189,207
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   70,314,050
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                                  $ 6,890,000      $    7,510,100
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                               9,886,000          11,082,898
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                             3,644,000           3,818,777
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                  3,211,000           3,613,842
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                          4,189,000           4,493,846
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                              8,341,000           8,771,270
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                      4,334,000           4,510,376
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 6.125%, 2036                                                       4,294,000           4,316,887
---------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                                4,840,000           5,211,993
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014                                                                    4,275,000           4,183,981
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                      6,825,000           6,833,531
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                                   1,798,000           1,907,092
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 5.625%, 2016                                                                 2,828,000           2,818,274
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 5.5%, 2015                                                                          1,705,000           1,672,905
---------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Capital LLC, 8%, 2019                                                                5,750,000           6,531,937
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (n)                                                     3,179,723           3,071,708
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                            7,105,000           7,436,093
---------------------------------------------------------------------------------------------------------------------------------
Waterford 3 Funding Corp., 8.09%, 2017                                                              6,068,635           6,064,751
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   93,850,261
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                      $1,260,986,541
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 2/01/07 (y)                                            $10,558,000      $   10,558,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $1,271,544,541
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                                  13,682,381
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,285,226,922
---------------------------------------------------------------------------------------------------------------------------------

(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of January 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $1,220,334,656 and 95.97% of market value. An independent pricing service provided an evaluated bid for
    95.62% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $182,029,030, representing 14.2% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                               ACQUISITION          ACQUISITION       CURRENT MARKET     TOTAL % OF
RESTRICTED SECURITIES                              DATE                COST               VALUE          NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance
Co., FRN, 7.2465%, 2011                           12/4/06           $4,337,000        $ 4,337,000
Bayview Financial Revolving Mortgage
Loan Trust, FRN, 6.12%, 2040                      3/1/06             2,930,000          2,933,822
Brazilian Merchant Voucher Receivables
Ltd., 5.911%, 2011                                7/2/03             4,050,640          3,965,576
Falcon Franchise Loan LLC, 6.5%, 2014             7/15/05            2,370,664          2,379,845
Falcon Franchise Loan LLC, FRN,
3.797%, 2025                                      1/29/03            3,343,679          2,570,880
Prudential Securities Secured 'Financing
Corp., FRN, 7.4507%, 2013                         12/6/04            3,850,157          3,642,883
Spirit Master Funding LLC, 5.05%, 2023            10/4/05            2,859,898          2,760,196
Stora Enso Oyj, 7.25%, 2036                       5/30/06            5,136,257          5,385,907
TNK-BP Ltd., 6.875%, 2011                         7/13/06            8,601,898          8,821,440
TPREF Funding III Ltd., CDO, 5.34% to
2008, FRN to 2033                                 4/18/06            6,587,624          6,630,152
Turanalem Finance B.V., 8.25%, 2037               1/11/07            1,033,299          1,055,025
---------------------------------------------------------------------------------------------------------------------
TOTAL RESTRICTED SECURITIES                                                           $44,482,726              3.5%
                                                                                      =============================

The following abbreviations are used in this report and are defined:
CDO      Collateralized Debt Obligation
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT     Real Estate Investment Trust
TIPS     Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $1,284,982,087
                                                             ==============
Gross unrealized appreciation                                $   11,648,722
Gross unrealized depreciation                                   (25,086,268)
                                                             --------------
      Net unrealized appreciation (depreciation)             $  (13,437,546)
                                                             ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 01/31/07

                                                                                                UNREALIZED
                          NOTIONAL                       CASH FLOWS      CASH FLOWS            APPRECIATION
EXPIRATION                 AMOUNT      COUNTERPARTY      TO RECEIVE        TO PAY             (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/11              USD  3,210,000    Citibank, N.A.       (1)         0.65% (fixed rate)      $  (44,335)
                                       Merrill Lynch
3/20/11              USD  3,210,000    International        (2)         0.43% (fixed rate)         (17,310)
                                                                                                ----------
                                                                                                $  (61,645)
                                                                                                ==========

(1) Fund to receive notional amount upon a defined credit default event by Autozone, Inc., 5.875%,
    10/15/12.
(2) Fund to receive notional amount upon a defined credit default event by the New York Times Co., 4.61%,
    9/26/12.

At January 31, 2007 the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) LIMITED MATURITY FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                              SHARES/PAR        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
BONDS - 97.7%
-------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2010                                                           $    1,023,807   $      987,974
-------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 16.5%
-------------------------------------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 5.53%, 2035                                                $    2,583,060   $    2,583,993
-------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.63%, 2035 (n)                                                 2,859,801        2,866,811
-------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.59%, 2036 (z)                                                 2,194,550        2,198,957
-------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (z)(i)                                           10,672,538          965,569
-------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036                                               2,370,000        2,370,000
-------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                               2,325,000        2,311,827
-------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                                1,402,996        1,404,826
-------------------------------------------------------------------------------------------------------------------------------
Brascan Real Estate, FRN, 6.96%, 2040 (z)                                                            1,526,000        1,526,000
-------------------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                                        1,603,052        1,569,388
-------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                                          3,182,672        3,164,556
-------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, FRN, 0.8847%, 2032 (n)(i)                                          29,507,079        1,122,833
-------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificates, FRN, 5.51%, 2017 (n)                                  3,400,000        3,400,032
-------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., FRN, 5.8238%, 2011                                                       1,325,792        1,329,678
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                             1,710,349        1,697,245
-------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                            241,661          238,301
-------------------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035                                       4,216,085        4,188,102
-------------------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing and Securitization Trust, 5.737%, 2037                                  2,830,000        2,827,340
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                              1,921,254        1,931,181
-------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                               3,411,000        3,281,429
-------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                            732,341          746,457
-------------------------------------------------------------------------------------------------------------------------------
Gramercy Real Estate CDO Ltd., FRN, 5.68%, 2035                                                      2,337,207        2,338,609
-------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                              202,663          201,780
-------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.96%, 2033                                                                      387,348          387,497
-------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.96%, 2033                                                                      896,124          896,372
-------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.69%, 2034                                                                    1,137,581        1,138,356
-------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.78%, 2034                                                                    1,197,454        1,198,737
-------------------------------------------------------------------------------------------------------------------------------
IMPAC Secured Assets Corp., FRN, 5.67%, 2036                                                         2,015,729        2,018,904
-------------------------------------------------------------------------------------------------------------------------------
Interstar Millennium Trust, FRN, 5.56%, 2036                                                         1,970,831        1,974,228
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 4.851%, 2042                                    3,504,086        3,440,504
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047                                    5,000,000        4,963,481
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3334%, 2037                              5,000,000        4,992,211
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2008                                       2,617,933        2,626,669
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.4914%, 2035 (i)                           66,581,068          899,643
-------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                                 2,448,018        2,399,762
-------------------------------------------------------------------------------------------------------------------------------
Medallion Trust, FRN, 5.59%, 2031                                                                      229,506          229,688
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., FRN, 7.0284%, 2030                                           2,180,000        2,199,175
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037                                             3,360,000        3,343,307
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.878%, 2046                                    4,970,000        5,050,762
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, FRN, 5.53%, 2035                                                         204,783          204,802
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.9913%, 2031 (n)(i)                                           33,594,837          559,099
-------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.6685%, 2031 (i)                                              19,746,613          127,401
-------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                                                              1,784,928        1,799,615
-------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., FRN, 0.6993%, 2030 (i)                                                   28,112,994          352,413
-------------------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                                2,600,000        2,566,873
-------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                       902,015          890,089
-------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, FRN, 5.611%, 2037                                                    1,990,000        1,990,000
-------------------------------------------------------------------------------------------------------------------------------
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036                                      5,096,147        5,087,288
-------------------------------------------------------------------------------------------------------------------------------
People's Choice Home Loan Securities Trust, FRN, 5.59%, 2035                                           172,905          172,926
-------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                            2,975,957        2,922,528
-------------------------------------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, CDO, FRN, 5.77%, 2008 (z)                                         1,637,288        1,637,272
-------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 5.53%, 2035                                          3,109,993        3,111,273
-------------------------------------------------------------------------------------------------------------------------------
RMAC PLC, FRN, 5.7056%, 2035 (n)                                                                     1,087,286        1,088,482
-------------------------------------------------------------------------------------------------------------------------------
RMAC PLC, FRN, 5.5556%, 2036 (n)                                                                       796,220          796,344
-------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                                  2,054,991        2,031,240
-------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 5.56%, 2035 (n)                                              4,131,003        4,132,188
-------------------------------------------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust, FRN, 5.58%, 2029                                     1,006,662        1,008,058
-------------------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, FRN, 5.66%, 2043                                                6,286,240        6,291,983
-------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                           1,248,963        1,251,986
-------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, FRN, 5.68%, 2009                                                       1,053,789        1,053,821
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048                                                6,000,000        5,941,560
-------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., FRN, 3.177%, 2033                                                             423,024          420,760
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  127,462,211
-------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.9%
-------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 5.9013%, 2008                                      $    1,700,000   $    1,707,534
-------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Services North America LLC, 4.75%, 2008                                              2,050,000        2,032,552
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                                    3,785,000        3,714,641
-------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.25%, 2011                                                                  7,050,000        6,983,103
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   14,437,830
-------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                                         $    2,650,000   $    2,732,484
-------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                                                     2,350,000        2,327,033
-------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 7.65%, 2010                                                      1,710,000        1,807,715
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    6,867,232
-------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                                        $    4,481,000   $    4,356,935
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 7.35%, 2009                                                               3,900,000        4,095,897
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5%, 2011                                                                    870,000          860,487
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers E-Capital Trust I, FRN, 6.155%, 2065                                                 2,524,000        2,546,703
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 3.95%, 2009                                                            300,000          289,649
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   12,149,671
-------------------------------------------------------------------------------------------------------------------------------
BUILDING - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                      $    2,670,000   $    2,805,230
-------------------------------------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95%, 2012                                                                       2,250,000        2,372,234
-------------------------------------------------------------------------------------------------------------------------------
Hanson PLC, 7.875%, 2010                                                                             5,480,000        5,893,115
-------------------------------------------------------------------------------------------------------------------------------
Lafarge S.A., 6.15%, 2011                                                                            4,410,000        4,509,653
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   15,580,232
-------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.8%
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.45%, 2010                                                                      $    5,100,000   $    5,118,860
-------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2010                                                               5,320,000        5,199,534
-------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25%, 2008                                                        3,100,000        3,178,635
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   13,497,029
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                                                 $    5,005,000   $    5,000,651
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.2%
-------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                              $    4,272,000   $    4,183,215
-------------------------------------------------------------------------------------------------------------------------------
Western Union Co., 5.4%, 2011 (n)                                                                    5,500,000        5,404,229
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    9,587,444
-------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                                     $    3,932,000   $    3,826,272
-------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 4.125%, 2009 (n)                                                  $    2,300,000   $    2,242,636
-------------------------------------------------------------------------------------------------------------------------------
Gazprom, 9.125%, 2007                                                                                1,800,000        1,813,320
-------------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)                                          3,570,000        3,949,837
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    8,005,793
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
EnCana Corp., 4.6%, 2009                                                                        $    2,850,000   $    2,789,267
-------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                     1,155,000        1,146,525
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    3,935,792
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
TNK-BP Ltd., 6.875%, 2011 (z)                                                                   $    2,060,000   $    2,103,260
-------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.5%, 2011                                                                   $    2,000,000   $    1,995,088
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 3.5%
-------------------------------------------------------------------------------------------------------------------------------
Allied Capital Corp., 6.625%, 2011                                                              $    1,940,000   $    1,964,182
-------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                        2,957,000        2,896,364
-------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 5.6%, 2011                                                                          5,000,000        5,033,025
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2007                                                               660,000          660,000
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.125%, 2009                                                           4,400,000        4,267,498
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4%, 2011                                                               3,000,000        2,844,108
-------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                                        3,360,000        3,325,493
-------------------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5%, 2010                                                          2,341,000        2,313,547
-------------------------------------------------------------------------------------------------------------------------------
ORIX Corp., 5.48%, 2011                                                                              4,100,000        4,072,723
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   27,376,940
-------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.4%
-------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008 (n)                                                         $    4,790,000        4,669,383
-------------------------------------------------------------------------------------------------------------------------------
Diageo Capital PLC, 5.125%, 2012                                                                     7,130,000        7,026,800
-------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                                                          3,600,000        3,518,035
-------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008 (n)                                                                  3,365,000        3,302,485
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   18,516,703
-------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
CVS Corp., 5.75%, 2011                                                                          $    2,240,000   $    2,263,025
-------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                                                     $    2,600,000   $    2,566,725
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                                     $    2,114,000   $    2,136,988
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.2%
-------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007 (n)                                                    $    2,500,000   $    2,468,313
-------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                                                  1,750,000        1,742,053
-------------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009 (n)                                                       1,710,000        1,647,376
-------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007 (n)                                                            3,380,000        3,410,420
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    9,268,162
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE - HEALTH - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.875%, 2011                                                                       $    3,915,000   $    4,254,290
-------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 5.75%, 2011                                                                             2,350,000        2,379,760
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    6,634,050
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                                        $    5,040,000   $    4,965,111
-------------------------------------------------------------------------------------------------------------------------------
St. Paul Cos., 8.125%, 2010                                                                          1,910,000        2,063,982
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    7,029,093
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 2.4%
-------------------------------------------------------------------------------------------------------------------------------
Eksportfinans A.S.A, 5.125%, 2011                                                               $    3,780,000   $    3,766,698
-------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 3.25%, 2007                                                                        6,400,000        6,338,419
-------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 4.875%, 2009                                                                       2,800,000        2,781,688
-------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007                                                           1,000,000          998,644
-------------------------------------------------------------------------------------------------------------------------------
Province of Ontario, 5%, 2011                                                                        5,000,000        4,969,055
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   18,854,504
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                                                  $    8,000,000   $    7,641,648
-------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 5.5%
-------------------------------------------------------------------------------------------------------------------------------
BANK ONE Corp., 7.875%, 2010                                                                    $    5,066,000   $    5,466,498
-------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                                 5,324,000        5,523,064
-------------------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC, 7.75% to 2007, FRN to 2049                                            1,110,000        1,123,168
-------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                                                            3,000,000        2,923,845
-------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                                                              2,950,000        2,881,893
-------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                       5,727,000        6,310,232
-------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                               7,367,000        7,462,867
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2049                                                3,820,000        3,846,335
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.4%, 2008                                                                           4,300,000        4,343,151
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2008                                                                           2,770,000        2,795,672
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   42,676,725
-------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., FRN, 5.63%, 2009 (n)                                                     $    2,800,000   $    2,801,974
-------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 17.8%
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.92%, 2008                                                                         $    2,025,000   $    2,003,511
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2014 - 2019                                                                       14,152,760       14,125,196
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015 - 2016                                                                          2,569,103        2,640,893
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4%, 2016                                                                                 3,677,908        3,581,259
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2017                                                                        5,225,311        5,343,683
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                                                 6,395,441        6,475,728
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                               3,280,349        3,153,561
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                                                 6,166,957        6,045,440
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, FRN, 3.728%, 2033                                                                        3,839,148        3,827,836
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, FRN, 5.537%, 2033                                                                        1,696,652        1,718,953
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, FRN, 5.796%, 2033                                                                          947,366          956,865
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2008 - 2023                                                                       1,574,763        1,561,390
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7.5%, 2015                                                                                952,336          986,975
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2016 - 2017                                                                         5,616,638        5,686,955
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2025                                                                      15,897,221       15,803,722
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2025                                                                        48,817,350       48,289,034
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                                4,602,908        4,545,307
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, FRN, 5.62%, 2026                                                                        4,607,792        4,617,812
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, FRN, 5.77%, 2031                                                                        4,919,567        4,911,072
-------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2008 - 2011                                                                          260,916          268,865
-------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, FRN, 5.5%, 2032                                                                            626,282          628,672
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  137,172,729
-------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.5%
-------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 4.95%, 2010                                                    $    3,800,000   $    3,735,153
-------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                                                        4,380,000        4,374,871
-------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Finance, 5.35%, 2011                                                                   3,264,000        3,196,510
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   11,306,534
-------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 3.4%
-------------------------------------------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                                                          $    2,200,000   $    2,287,186
-------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 4.125%, 2009                                                               5,830,000        5,656,581
-------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2008                                                                     4,100,000        3,994,950
-------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2010                                                                     1,100,000        1,052,398
-------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4.875%, 2010                                                                 2,227,000        2,162,123
-------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                                  2,850,000        2,901,822
-------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                                  5,460,000        5,853,611
-------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007                                                                              2,000,000        2,010,916
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   25,919,587
-------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                     $    2,950,000   $    2,947,790
-------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.1%
-------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.2465%, 2011 (z)                             $    3,200,000   $    3,200,000
-------------------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 7.1738%, 2012 (z)                                            1,700,000        1,723,503
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse (USA), Inc., 4.875%, 2010                                                              3,100,000        3,057,155
-------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008                                                                         6,100,000        5,935,672
-------------------------------------------------------------------------------------------------------------------------------
General American Transportation Corp., 6.75%, 2009                                                   1,500,000        1,529,321
-------------------------------------------------------------------------------------------------------------------------------
Glitnir Banki HF, 6.693% to 2011, FRN to 2016 (n)                                                      970,000        1,002,188
-------------------------------------------------------------------------------------------------------------------------------
Landsbanki Islands HF, FRN, 6.07%, 2009 (z)                                                          2,916,000        2,937,543
-------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 10%, 2007                                                                    2,725,000        2,753,967
-------------------------------------------------------------------------------------------------------------------------------
VTB Capital, FRN, 6.115%, 2007 (n)                                                                   2,001,000        2,006,003
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   24,145,352
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.9%
-------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                    $    3,290,000   $    3,389,444
-------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 4.65%, 2010                                                                        2,000,000        1,970,848
-------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 7.125%, 2009                                                          1,900,000        1,956,994
-------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 4.6%, 2010                                                            2,258,000        2,200,958
-------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 5.625%, 2007                                                             4,800,000        4,796,794
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   14,315,038
-------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                 $    2,910,000   $    3,244,251
-------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.2%, 2011                                                                    $    2,240,000   $    2,218,892
-------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Corp., Inc., 8%, 2010                                                                    2,690,000        2,867,895
-------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 5.95%, 2008                                                               2,937,000        2,953,042
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    8,039,829
-------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                          $    3,110,000   $    3,146,555
-------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2008                                                                            2,650,000        2,692,066
-------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                             984,000          964,989
-------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2011                                                                            1,250,000        1,287,994
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    8,091,604
-------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                                                      $    1,550,000   $    1,551,728
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                                              $    3,750,000   $    4,004,408
-------------------------------------------------------------------------------------------------------------------------------
Vodafone Airtouch PLC, 7.75%, 2010                                                                   3,700,000        3,929,840
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    7,934,248
-------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                                                         $    3,040,000   $    3,153,392
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 8.9%
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2007                                                                         $    5,000,000   $    4,921,935
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2007                                                                             7,000,000        7,062,888
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2009                                                                              6,500,000        6,383,202
-------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 5.5%, 2011 (n)                                                                           2,600,000        2,631,158
-------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.625%, 2008                                                                 7,400,000        7,353,417
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007 - 2009                                                                    14,200,000       14,157,183
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.25%, 2009                                                                            15,000,000       14,707,920
-------------------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 0%, 2007                                                            801,573          851,912
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.1%, 2016                                                            2,828,486        2,818,347
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.37%, 2016                                                             998,000        1,002,764
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.46%, 2016                                                           2,980,064        3,002,308
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.68%, 2016                                                           1,909,068        1,935,392
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.94%, 2016                                                           1,963,446        2,005,957
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   68,834,383
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007 (f)                                                           $   13,500,000   $   13,571,712
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                                                    2,990,000        2,902,752
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   16,474,464
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 6.2%
-------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.75%, 2011                                                           $    4,500,000   $    4,833,077
-------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                                                        5,861,000        5,866,867
-------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.687%, 2008                                                               1,880,000        1,882,931
-------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.5%, 2009                                                    2,325,000        2,456,028
-------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                               4,700,000        4,942,450
-------------------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 5.551%, 2008                                                                3,927,900        3,930,610
-------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                               2,670,000        2,820,716
-------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                                                        4,140,000        4,117,255
-------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                          1,076,000        1,050,001
-------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                                 1,850,000        1,992,187
-------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                                                3,826,000        3,810,348
-------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                                                               2,585,000        2,498,325
-------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                                      795,000          843,236
-------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125%, 2008                                                                         1,425,000        1,431,645
-------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                                                          1,250,000        1,250,000
-------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                            4,100,000        3,997,033
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   47,722,709
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                    $  754,056,654
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.9%
-------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 2/01/07 (y)                                        $   14,855,000   $   14,855,000
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                           $  768,911,654
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                                 2,717,210
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                            $  771,628,864
-------------------------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of January 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $719,583,941 and 93.58% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $68,312,437, representing 8.9% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                                                          TOTAL %
                                                                                                                            OF
                                                             ACQUISITION       ACQUISITION         CURRENT                  NET
RESTRICTED SECURITIES                                            DATE             COST           MARKET VALUE             ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN,
7.2465%, 2011                                                  12/4/06         $ 3,200,000    $    3,200,000
Bayview Commercial Asset Trust, FRN, 5.59%, 2036               2/23/06           2,194,550         2,198,957
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036             5/16/06             943,120           965,569
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 6.12%, 2040                                                3/1/06           1,402,996         1,404,826
Bosphorus Financial Services Ltd., FRN, 7.1738%, 2012           3/8/05           1,700,000         1,723,503
Brascan Real Estate, FRN, 6.96%, 2040                          9/14/04           1,526,000         1,526,000
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011       7/2/03           1,603,052         1,569,388
CPS Auto Receivables Trust, 2.89%, 2009                        3/27/03             241,661           238,301
Landsbanki Islands HF, FRN, 6.07%, 2009                        8/22/06           2,916,000         2,937,543
Putnam Structured Product Funding, CDO, FRN, 5.77%, 2008       9/23/03           1,637,288         1,637,272
TNK-BP Ltd., 6.875%, 2011                                      7/13/06           2,050,915         2,103,260
---------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                   $   19,504,619             2.5%
                                                                                              ===================================

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIMITED MATURITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $ 787,748,314
                                                        =============
Gross unrealized appreciation                           $     711,569
Gross unrealized depreciation                             (19,548,229)
                                                        -------------
      Net unrealized appreciation (depreciation)        $ (18,836,660)
                                                        =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS

                                                                                                          UNREALIZED
                                                                               EXPIRATION                APPRECIATION
                                       CONTRACTS      VALUE                       DATE                  (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Short)            909      $ 95,018,906                  Mar-07                   $ 786,491
U.S. Treasury Note 2 yr (Short)             30         6,107,813                  Mar-07                      (4,793)
----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 781,698
                                                                                                           =========

At January 31, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) MUNICIPAL LIMITED MATURITY FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                              SHARES/PAR        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.1%
-------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 6.5%
-------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev., "A", FSA, 5.375%, 2015                                               $    1,000,000   $    1,077,380
-------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport Rev.), "A-2", FSA, 5.25%, 2013                             1,500,000        1,584,765
-------------------------------------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008                                              250,000          253,917
-------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport, "A", AMBAC, 6%, 2013                                   1,000,000        1,110,190
-------------------------------------------------------------------------------------------------------------------------------
Delaware River Port Authority Pennsylvania & New Jersey (Refunding Port District
Project), "A", FSA, 5.25%, 2009                                                                        550,000          565,323
-------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev., "B", FGIC, 5.25%, 2015                                            1,250,000        1,282,575
-------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev., "A", FGIC, 5%, 2015                                                     1,000,000        1,056,080
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.25%, 2007                                                    375,000          377,036
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.75%, 2010                                                    175,000          185,855
-------------------------------------------------------------------------------------------------------------------------------
Minneapolis & St. Paul, MN, Metropolitan Airport, "D", FGIC, 5.25%, 2009                               500,000          512,445
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014                   1,000,000        1,074,090
-------------------------------------------------------------------------------------------------------------------------------
Port Seattle, WA, Rev., "B", FGIC, 5.5%, 2007                                                          500,000          501,280
-------------------------------------------------------------------------------------------------------------------------------
Rhode Island Economic Development Corp. Airport Rev., "A", FGIC, 5%, 2012                              750,000          782,400
-------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Columbia Metropolitan Airport Rev., "A", FSA, 5%, 2009                         200,000          204,476
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   10,567,812
-------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 10.1%
-------------------------------------------------------------------------------------------------------------------------------
Broward County, FL, "B", 5%, 2008                                                               $      500,000   $      505,855
-------------------------------------------------------------------------------------------------------------------------------
Columbus, OH, 5.25%, 2011                                                                              705,000          742,802
-------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts Consolidated Loan, "A", 5%, 2016                                       1,000,000        1,070,520
-------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "A", 6%, 2010 (c)                                                       310,000          331,412
-------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL (ARS Jail Project), 5%, 2009                                                        870,000          889,792
-------------------------------------------------------------------------------------------------------------------------------
Hawkins County, TN, AMBAC, 4.5%, 2008                                                                  425,000          429,110
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A", 5.25%, 2012                                                                         265,000          282,297
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, "B", 5.75%, 2011                                                                         375,000          400,954
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, "C", 5.25%, 2009                                                                         250,000          258,290
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, "G", 5.5%, 2009                                                                          780,000          810,451
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, "K", 5%, 2010                                                                            370,000          383,102
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, "N", 5%, 2013                                                                          1,030,000        1,090,770
-------------------------------------------------------------------------------------------------------------------------------
Oakland, CA, "A", FGIC, 5%, 2010                                                                       820,000          849,692
-------------------------------------------------------------------------------------------------------------------------------
Pawtucket, RI, "A", AMBAC, 5%, 2009                                                                  1,000,000        1,026,470
-------------------------------------------------------------------------------------------------------------------------------
Saraland, AL, Warrants, MBIA, 4.5%, 2009                                                               865,000          876,159
-------------------------------------------------------------------------------------------------------------------------------
St. Clair County, IL, FGIC, 5.625%, 2012                                                               500,000          531,340
-------------------------------------------------------------------------------------------------------------------------------
State of California, 5%, 2011                                                                        2,250,000        2,350,755
-------------------------------------------------------------------------------------------------------------------------------
State of Hawaii, "CY", FSA, 5.25%, 2008                                                                500,000          507,405
-------------------------------------------------------------------------------------------------------------------------------
State of Tennessee, "A", FGIC, 5.25%, 2008                                                             500,000          507,555
-------------------------------------------------------------------------------------------------------------------------------
State of Washington, "B", FSA, 5%, 2008                                                                500,000          505,810
-------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, 5.125%, 2011                                                                       400,000          422,052
-------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, "1", MBIA, 5%, 2017                                                                500,000          531,125
-------------------------------------------------------------------------------------------------------------------------------
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010                                                      500,000          525,155
-------------------------------------------------------------------------------------------------------------------------------
Titus County, TX, Hospital District, FGIC, 5%, 2013                                                    510,000          542,655
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   16,371,528
-------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.7%
-------------------------------------------------------------------------------------------------------------------------------
Kauai County, HI, "A", FGIC, 6.25%, 2010 (c)                                                    $      375,000   $      405,008
-------------------------------------------------------------------------------------------------------------------------------
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010                                             500,000          527,395
-------------------------------------------------------------------------------------------------------------------------------
Oak Ridge, TN, AMBAC, 5%, 2012                                                                         300,000          312,882
-------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, "N", FSA, 5.25%, 2015                                                                1,000,000        1,089,930
-------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, ETM, 6.2%, 2008 (c)                                                              415,000          423,466
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    2,758,681
-------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 8.5%
-------------------------------------------------------------------------------------------------------------------------------
Bastrop, TX, Independent School District Capital Appreciation, "N", PSF, 0%, 2020               $    1,000,000   $      538,160
-------------------------------------------------------------------------------------------------------------------------------
Bloomington, MN, Independent School District, "B", 5.25%, 2010 (j)                                     500,000          519,585
-------------------------------------------------------------------------------------------------------------------------------
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011                                                     600,000          626,712
-------------------------------------------------------------------------------------------------------------------------------
Clackamas County, OR, School District, 6%, 2010 (c)                                                    315,000          337,170
-------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Community Consolidated School, FSA, ETM, 0%, 2008 (c)                                 500,000          467,270
-------------------------------------------------------------------------------------------------------------------------------
Deer Park, TX, Independent School District, PSF, 0%, 2009                                            1,000,000          925,030
-------------------------------------------------------------------------------------------------------------------------------
DeSoto, TX, Independent School District School Building, "N", PSF, 0%, 2021                          3,860,000        1,952,890
-------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District Capital Appreciation, "N", PSF, 0%, 2021                      2,865,000        1,479,629
-------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District, FSA, 0% to 2010, 4.15% to 2014                                    710,000          606,546
-------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District, FSA, 0% to 2010, 4.35% to 2016                                    355,000          305,179
-------------------------------------------------------------------------------------------------------------------------------
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013                                                    1,115,000        1,193,931
-------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Lottery Rev., "B", FGIC, 5.5%, 2010 (c)                                    150,000          159,636
-------------------------------------------------------------------------------------------------------------------------------
Manistee, MI, Public Schools, FGIC, 5.15%, 2009 (c)                                                    100,000          102,996
-------------------------------------------------------------------------------------------------------------------------------
Midlothian, TX, Independent School District, "A", PSF, 4.4%, 2007                                      700,000          700,126
-------------------------------------------------------------------------------------------------------------------------------
Northside, TX, Independent School District, PSF, 5.5%, 2016                                            850,000          900,227
-------------------------------------------------------------------------------------------------------------------------------
Norwin, PA, School District, FGIC, 6%, 2010 (c)                                                        250,000          265,430
-------------------------------------------------------------------------------------------------------------------------------
Oconto Falls, WI, Public School District, "B", FSA, 5.25%, 2007                                        500,000          500,540
-------------------------------------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF, 6.5%, 2010 (c)                                       500,000          544,060
-------------------------------------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF, 5.375%, 2012                                         570,000          613,223
-------------------------------------------------------------------------------------------------------------------------------
Tuscaloosa, AL, 5%, 2007                                                                               465,000          465,158
-------------------------------------------------------------------------------------------------------------------------------
United Independent School District, TX, Capital Appreciation, PSF, 0%, 2017                            545,000          341,813
-------------------------------------------------------------------------------------------------------------------------------
Westerville, OH, City School District, MBIA, 5.5%, 2011 (c)                                            300,000          320,628
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   13,865,939
-------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 12.4%
-------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), "I",
4.95%, 2026                                                                                     $    3,000,000   $    3,149,610
-------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority (Kaiser Permanente), "D",
4.35%, 2036                                                                                            600,000          600,342
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Catholic Health Initiatives), "A", ETM,
5%, 2008 (c)                                                                                           500,000          506,915
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010                          550,000          562,424
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011                          575,000          588,415
-------------------------------------------------------------------------------------------------------------------------------
DCH Health Care Authority, AL, Facilities Rev., 4%, 2008                                               500,000          500,870
-------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Children's Memorial Hospital), "A", AMBAC,
5.75%, 2009 (c)                                                                                        250,000          263,665
-------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Ascension Health), "F",
ETM, 5.5%, 2008(c)                                                                                     500,000          514,185
-------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Holy Cross Health Systems Corp.), MBIA,
5.375%, 2008                                                                                         1,000,000        1,027,240
-------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010                       210,000          222,690
-------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health
Systems), 5.5%, 2013                                                                                   700,000          746,473
-------------------------------------------------------------------------------------------------------------------------------
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), "A", 5.25%, 2009                          750,000          768,480
-------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", ETM,
6.125%, 2010 (c)                                                                                        55,000           57,186
-------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A",
6.125%, 2010                                                                                           105,000          108,729
-------------------------------------------------------------------------------------------------------------------------------
Lakewood, OH, Hospital Improvement Rev. (Lakewood Hospital Assn.), 5.5%, 2009                        1,000,000        1,025,000
-------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Authority, Hospital Rev. (Martin Memorial Medical
Center), "B", 5.25%, 2008                                                                              800,000          814,056
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center),
"F", 5%, 2009                                                                                          235,000          238,981
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health System),
5%, 2007                                                                                                40,000           40,116
-------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Genesys Health System), "A",
ETM, 5.5%, 2007(c)                                                                                     750,000          759,210
-------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Southwest Mississippi
Regional Medical Center), 5%, 2014                                                                     500,000          514,810
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Covenant Health), 5%, 2014                              1,030,000        1,065,473
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Exeter Hospital), 4.6%, 2007                              395,000          395,739
-------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority (Unity Health Center), 5%, 2013                                 875,000          915,233
-------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospital & Higher Education (Children's Hospital), "E", MBIA, 5%, 2032               750,000          753,510
-------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building, Hospital Financing (Lifespan Obligated
Group), 5.75%, 2010                                                                                    250,000          263,333
-------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service, "B", MBIA, 6%, 2007                                            675,000          677,950
-------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Higher Educational Facilities Hospital Rev. (Northcrest
Medical Center), 5.25%, 2013                                                                           485,000          486,989
-------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH Hospital Rev. (Trinity Hospital), 5.7%, 2010                                          220,000          232,729
-------------------------------------------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5%, 2007                     500,000          501,455
-------------------------------------------------------------------------------------------------------------------------------
Waco, TX, Health Facilities Development Corp. (Ascension Health), "A", 5.5%, 2009                      250,000          260,820
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare,
Inc.), 5.25%, 2012                                                                                     610,000          631,100
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare,
Inc.), 5.25%, 2013                                                                                     645,000          669,949
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
Services), 5%, 2007                                                                                    260,000          261,287
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   20,124,964
-------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), "B", 3.75%, 2034              $      735,000   $      728,363
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), "B-2", 4.75%, 2033             $      330,000   $      330,686
-------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund Ltd. Rev. (Dow Chemical Co.), 4.6%, 2014                                       350,000          352,300
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $      682,986
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid Waste Facilities Rev.
(Republic Services, Inc.), "A", 4.95%, 2012                                                     $      250,000   $      258,407
-------------------------------------------------------------------------------------------------------------------------------
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013                              1,000,000        1,002,270
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Waste Management, Inc.), "A", 5.3%, 2015                  1,000,000        1,048,730
-------------------------------------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev. (Republic Services, Inc.), 4.25%, 2033                                         1,000,000          983,600
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    3,293,007
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 2.3%
-------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Rev. (Anheuser Busch), 5.1%, 2012                       $      375,000   $      392,107
-------------------------------------------------------------------------------------------------------------------------------
Fort Bend County, TX, Industrial Development (Frito Lay, Inc.), 3.5%, 2011                           1,000,000          992,610
-------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017               1,320,000        1,385,063
-------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010                 610,000          612,800
-------------------------------------------------------------------------------------------------------------------------------
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017                            300,000          315,324
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    3,697,904
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental Improvement Rev.
(International Paper Co.), "A", 5%, 2013                                                        $      750,000   $      780,382
-------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead
Westvaco Escanaba), "B", 6.45%, 2012 (c)                                                             1,500,000        1,667,010
-------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority, Pollution Control (International
Paper Co.), "A", 5.25%, 2010                                                                           250,000          258,447
-------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper
Co.), "A", 5.3%, 2012                                                                                  570,000          596,875
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    3,302,714
-------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium),
MBIA, 6%, 2011                                                                                  $    1,000,000   $    1,072,440
-------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
Dayton Montgomery County, OH, Port Dayton, "A", 4.75%, 2015                                     $      700,000   $      707,406
-------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                                            435,000          431,824
-------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Elgin School District), FSA, 0%, 2010                     500,000          445,775
-------------------------------------------------------------------------------------------------------------------------------
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013                                               685,000          712,010
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    2,297,015
-------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Multi-family Housing, "II", 4.35%, 2007                $      140,000   $      140,105
-------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Housing Authority, "A", FSA, 5%, 2008                                                500,000          511,240
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $      651,345
-------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., "A", FGIC, 5%, 2016                              $      690,000   $      738,183
-------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 1.5%
-------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, School Board, "N", AMBAC, 5.5%, 2009                                      $    1,245,000   $    1,287,504
-------------------------------------------------------------------------------------------------------------------------------
Spokane, WA, Public Facilities District Hotel, "A", MBIA, 5.75%, 2012                                  425,000          458,069
-------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 4.75%, 2016                            695,000          717,226
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    2,462,799
-------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.4%
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program, "A-3", 7.25%, 2010            $       45,000   $       45,280
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program, "A-3", 6.3%, 2012                     50,000           51,597
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program, "B-3", 6.7%, 2016                     35,000           35,101
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program, "C-2", 8.4%, 2021                     30,000           30,919
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, "A", MBIA, 5.35%, 2010                                           230,000          233,195
-------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
"B", GNMA, 6.05%, 2037                                                                                 530,000          575,267
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority, Single Family Rev., Mortgage Acquisition, "F",
3.7%, 2010                                                                                             450,000          442,125
-------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership, GNMA, 7.6%, 2015            55,000           55,669
-------------------------------------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership Mortgage, "A", 4.15%, 2007                     5,000            5,002
-------------------------------------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership Mortgage, "D", 4.9%, 2008                    390,000          393,050
-------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency (Homeownership Program), 5.65%, 2009                            1,885,000        1,952,954
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    3,820,159
-------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                                   $      500,000   $      499,840
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass Systems), "B",
MBIA, 5.625%, 2012                                                                                     400,000          431,076
-------------------------------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev., (American
Ref-fuel), "C", 5.625%, 2024                                                                           300,000          317,079
-------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010                                                  400,000          416,908
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    1,664,903
-------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.8%
-------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commerce Rev. (Project Number 69), "A", FSA, 5.5%, 2011           $      500,000   $      534,135
-------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), MBIA, 5.25%, 2011                               1,270,000        1,347,178
-------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Government Development, "B", 5%, 2007                                       1,000,000        1,008,520
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    2,889,833
-------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 10.9%
-------------------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5%, 2009                                           $    1,000,000   $    1,014,620
-------------------------------------------------------------------------------------------------------------------------------
Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009 (c)                                           235,000          246,520
-------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, COP, Tourism Development Fee Pledge, "N", AMBAC, 5.25%, 2016                           1,000,000        1,075,520
-------------------------------------------------------------------------------------------------------------------------------
Columbus, IN, Multi-School Building Corp., First Mortgage, FSA, 5%, 2010                               725,000          748,896
-------------------------------------------------------------------------------------------------------------------------------
District of Columbia, COP, AMBAC, 5.25%, 2008                                                        1,500,000        1,520,325
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B" Enhanced,
5.5%, 2007 (c)                                                                                       1,120,000        1,127,011
-------------------------------------------------------------------------------------------------------------------------------
Hamilton Heights School Building Corp. First Mortgage, "N", FSA, 5%, 2014                            1,875,000        1,999,631
-------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Museum Rev., 5%, 2014                                                                     760,000          793,774
-------------------------------------------------------------------------------------------------------------------------------
Indiana Bond Bank Rev., "A", ETM, AMBAC, 5.3%, 2007 (c)                                                350,000          350,000
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, "A", MBIA, 5%, 2009                                         500,000          514,465
-------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (School Districts Financing Program), "A", MBIA,
5.25%, 2009                                                                                          1,000,000        1,038,550
-------------------------------------------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "A-1", 5.25%, 2012                                      1,000,000        1,000,750
-------------------------------------------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "B-1", 5.25%, 2013                                      1,000,000        1,019,900
-------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev., "A", 5.125%, 2015                                               675,000          720,110
-------------------------------------------------------------------------------------------------------------------------------
North Lawrence, IN (First Mortgage), FSA, 5%, 2008                                                     500,000          505,700
-------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), "A", 5.75%, 2008                                425,000          434,597
-------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), "A", FSA, 5%, 2009                            1,290,000        1,323,566
-------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (State Facilities Administration Building), "A", 5.375%, 2009 (c)            1,000,000        1,050,760
-------------------------------------------------------------------------------------------------------------------------------
Oregon Department of Administrative Services, "A", AMBAC, 5.5%, 2008                                   500,000          510,710
-------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ (Civic Improvement Corp.), AMBAC, 5.5%, 2007                                               250,000          251,830
-------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Judicial Facilities (John P. Cohalan Complex), AMBAC, 5.75%, 2011                  160,000          169,608
-------------------------------------------------------------------------------------------------------------------------------
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease
Rev., 5.25%, 2012                                                                                       85,000           87,676
-------------------------------------------------------------------------------------------------------------------------------
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease
Rev., 5.25%, 2013                                                                                      215,000          222,422
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   17,726,941
-------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
Connecticut Higher Education Supplemental Loan Authority Rev. (Family Education Loan
Program), "A", MBIA, 4.125%, 2013                                                               $    1,000,000   $    1,002,590
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, "E", AMBAC, 4.5%, 2009                                   85,000           85,336
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    1,087,926
-------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.6%
-------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Excise Tax, "A", FSA, 5.25%, 2008                                     $      250,000   $      255,857
-------------------------------------------------------------------------------------------------------------------------------
Harris County-Houston, TX (Sport Capital Appreciation), "N", MBIA, 0%, 2040                            600,000          555,240
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015                          2,730,000        2,928,744
-------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, "A", 5%, 2013                   200,000          209,788
-------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, "A", 5%, 2014                   250,000          263,133
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    4,212,762
-------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 1.2%
-------------------------------------------------------------------------------------------------------------------------------
Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG, 5%, 2011              $      570,000   $      592,281
-------------------------------------------------------------------------------------------------------------------------------
Louisiana Citizens Property, "B", AMBAC, 5.25%, 2014                                                 1,000,000        1,083,890
-------------------------------------------------------------------------------------------------------------------------------
Omaha, NE, Special Obligations (Riverfront Redevelopment), "A", 4.125%, 2008                           285,000          285,943
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    1,962,114
-------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.2%
-------------------------------------------------------------------------------------------------------------------------------
District of Columbia Tobacco Settlement, Asset Backed Bonds, 5.2%, 2008                         $      450,000   $      457,024
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A", 5%, 2021                      600,000          601,554
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 4.375%, 2019                                            160,000          160,304
-------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6%, 2022                                        225,000          238,210
-------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., "1A", 4.5%, 2023                                                 1,500,000        1,469,130
-------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., 5.25%, 2019                                               685,000          717,757
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    3,643,979
-------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Colorado Department of Transportation Rev., AMBAC, 6%, 2008                                     $      235,000   $      242,193
-------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011                                             1,000,000        1,060,010
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    1,302,203
-------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 2.6%
-------------------------------------------------------------------------------------------------------------------------------
Alabama Private Colleges Tuskegee University, "N", ASSD GTY, 5%, 2015                           $    1,000,000   $    1,060,760
-------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), "A", 4.3%, 2030                500,000          504,100
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014                         150,000          153,321
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), "C",
5%, 2007                                                                                               475,000          476,211
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Western New England College),
ETM, 4%, 2008 (c)                                                                                      295,000          291,369
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational (Massachusetts Institute of Technology),
"K", 5.25%, 2012                                                                                       375,000          401,899
-------------------------------------------------------------------------------------------------------------------------------
Southeast Missouri State University, System Facilities Rev., MBIA, 5.625%, 2010                        250,000          263,815
-------------------------------------------------------------------------------------------------------------------------------
Texas Public Finance Authority Rev., Southern University Financing Systems, MBIA,
5%, 2007                                                                                               500,000          504,810
-------------------------------------------------------------------------------------------------------------------------------
University of Texas, Permanent University Fund, "A", 5%, 2009                                          580,000          595,973
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    4,252,258
-------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25%, 2029                                            $    1,000,000   $    1,065,250
-------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA, 5%, 2012                          $      390,000   $      398,553
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School), 6.5%, 2010                                       100,000          102,687
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $      501,240
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 3.7%
-------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Poll (Southern California Edison
Co.), "A", XLCA, 4.1%, 2028                                                                     $      500,000   $      504,860
-------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev. (Virginia Electric & Power Co.),
5.25%, 2008                                                                                            250,000          251,857
-------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Pollution Control Rev. (Southern California Edison Co.), 3.25%, 2031                 500,000          491,325
-------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), "A", FGIC, 4%, 2032                     695,000          690,601
-------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.),
"A", FGIC, 3.55%, 2029                                                                                 535,000          529,313
-------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tampa
Electric Co.), 4%, 2025                                                                                500,000          499,325
-------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017             820,000          827,044
-------------------------------------------------------------------------------------------------------------------------------
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), "B", 4.875%, 2027               420,000          433,784
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating
Co.), AMBAC, 3.65%, 2027                                                                             1,000,000          981,950
-------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates),
3.3%, 2033                                                                                             775,000          765,026
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    5,975,085
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 8.3%
-------------------------------------------------------------------------------------------------------------------------------
California Department Water Resources, Power Supply Rev., "A", 5.5%, 2010                       $      600,000   $      631,704
-------------------------------------------------------------------------------------------------------------------------------
California Department Water Resources, Power Supply Rev., "A", FSA, 5.25%, 2011                      1,000,000        1,060,240
-------------------------------------------------------------------------------------------------------------------------------
Clallam County, WA, Public Utilities District, Electric Rev., FSA, 5%, 2008                            400,000          404,576
-------------------------------------------------------------------------------------------------------------------------------
Clark County, WA, Public Utilities District 1, AMBAC, 5.25%, 2008                                    1,380,000        1,398,823
-------------------------------------------------------------------------------------------------------------------------------
Cowlitz County, WA, Public Utilities District 1, AMBAC, ETM, 5.25%, 2008 (c)                           195,000          199,811
-------------------------------------------------------------------------------------------------------------------------------
Cowlitz County, WA, Public Utilities District 1, Unrefunded, AMBAC, 5.25%, 2008                        305,000          312,006
-------------------------------------------------------------------------------------------------------------------------------
Dalton, GA, Utilities Rev., FSA, 6%, 2012                                                              500,000          548,555
-------------------------------------------------------------------------------------------------------------------------------
Delaware Municipal Electric Corp., AMBAC, 5%, 2008                                                     500,000          508,945
-------------------------------------------------------------------------------------------------------------------------------
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2012                                        560,000          591,416
-------------------------------------------------------------------------------------------------------------------------------
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2013                                        280,000          297,626
-------------------------------------------------------------------------------------------------------------------------------
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011                                             500,000          525,355
-------------------------------------------------------------------------------------------------------------------------------
Long Island Power Authority, NY, Electric Systems Rev., "A", 5%, 2009                                1,100,000        1,129,018
-------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "A", MBIA, ETM, 5%, 2011 (c)                                  30,000           31,419
-------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "F", FSA, 5.5%, 2008                                         600,000          613,020
-------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "N", MBIA, 5%, 2011                                          470,000          491,672
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011                     135,000          135,878
-------------------------------------------------------------------------------------------------------------------------------
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010                                                 1,000,000        1,045,750
-------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", 5.5%, 2010                                         750,000          781,380
-------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., "A", 5.5%, 2013                          500,000          533,125
-------------------------------------------------------------------------------------------------------------------------------
Salt River, AZ, Agricultural Improvement (Salt River), "A", 5%, 2011                                   500,000          522,125
-------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", FSA, 4.5%, 2008                                          500,000          503,735
-------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (San Juan), "A", FSA, 5.375%, 2012                          595,000          638,489
-------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011                                                500,000          530,190
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   13,434,858
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - OTHER - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Edmond, OK, Public Works Authority, Sales Tax & Utility System Rev., AMBAC, 4.5%, 2008          $      500,000   $      505,345
-------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 7.7%
-------------------------------------------------------------------------------------------------------------------------------
Allentown, PA, Water Rev. Guaranteed, AMBAC, 5%, 2011                                           $      925,000   $      973,479
-------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Waste Rev., "A", FGIC, 5.5%, 2014                                               1,235,000        1,358,895
-------------------------------------------------------------------------------------------------------------------------------
Harrison County, MS, Wastewater Treatment Facilities, "A", FGIC, 5.5%, 2011                            400,000          425,556
-------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014                                               1,485,000        1,608,908
-------------------------------------------------------------------------------------------------------------------------------
Kansas, Development Finance Authority Rev., Water Pollution Control Revolving Fund, 5%, 2008           500,000          507,955
-------------------------------------------------------------------------------------------------------------------------------
King County, WA, Sewer Rev., FGIC, 5.25%, 2012                                                         750,000          796,845
-------------------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority, Water Facility Rev.
(Pennsylvania-American Water Co.), AMBAC, 3.6%, 2033                                                 1,000,000          984,670
-------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligation, "N", AMBAC, 5%, 2015                                1,000,000        1,075,100
-------------------------------------------------------------------------------------------------------------------------------
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2013                540,000          574,182
-------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008                                                595,000          609,881
-------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., FGIC, 4.5%, 2007                                                 200,000          200,666
-------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., Wastewater Systems Rev., FGIC, 5.25%, 2009                       255,000          263,652
-------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Water Systems Rev., "B", 5%, 2008                                                         475,000          482,842
-------------------------------------------------------------------------------------------------------------------------------
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013                                                     690,000          740,570
-------------------------------------------------------------------------------------------------------------------------------
Truckee Meadows, NV, Water Authority, "A", FSA, 5.5%, 2011                                           1,000,000        1,067,490
-------------------------------------------------------------------------------------------------------------------------------
Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012                                                   500,000          529,210
-------------------------------------------------------------------------------------------------------------------------------
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010                                                    300,000          311,595
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   12,511,496
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                          $  159,172,032
-------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.2%
-------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.63%, due 6/01/18                                $       90,000   $       90,000
-------------------------------------------------------------------------------------------------------------------------------
State of Oregon, "73G", 3.49%, due 12/01/18                                                          1,900,000        1,900,000
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                               $    1,990,000
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                           $  161,162,032
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                 1,212,981
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                            $  162,375,013
-------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(j) Crossover refunded bond.
(k) As of January 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $159,172,032 and 98.77% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $431,824 representing 0.3% of net assets.

The following abbreviations are used in this report and are defined:

BMA             Bond Market Assn.
COP             Certificate of Participation
ETM             Escrowed to Maturity

Insurers
-------------------------------------------------------------------------------------------------------------------------------
AMBAC           AMBAC Indemnity Corp.
ASSD GTY        Assured Guaranty Insurance Co.
CIFG            CDC IXIS Financial Guaranty
FGIC            Financial Guaranty Insurance Co.
FSA             Financial Security Assurance Inc.
GNMA            Government National Mortgage Assn.
MBIA            MBIA Insurance Corp.
PSF             Permanent School Fund
Q-SBLF          Qualified School Board Loan Fund
XLCA XL         Capital Insurance Co.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL LIMITED MATURITY FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                           $ 159,612,697
                                                         =============
Gross unrealized appreciation                            $   1,900,883
Gross unrealized depreciation                                 (351,548)
                                                         -------------
      Net unrealized appreciation (depreciation)         $   1,549,335
                                                         =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 01/31/07

                                                                                                           UNREALIZED
                 NOTIONAL                                     CASH FLOWS      CASH FLOWS                  APPRECIATION
EXPIRATION        AMOUNT                COUNTERPARTY          TO RECEIVE        TO PAY                    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
3/1/19   USD    7,000,000               Merrill Lynch         7-Day BMA         3.976% (fixed rate)          $ (74,051)
                                                                                                             ==========

At January 31, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Intermediate Investment Grade Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 95.5%
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2010                                                             $   284,391        $    274,437
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 19.3%
---------------------------------------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 5.53%, 2035                                                  $   909,630        $    909,959
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc. "A4", FRN, 5.1801%, 2047                                  1,400,000           1,374,250
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.63%, 2035 (n)                                                1,463,034           1,466,620
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.59%, 2036 (z)                                                1,038,271           1,040,356
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                                           6,011,291             543,855
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                              1,552,000           1,542,300
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036                                              1,500,000           1,500,000
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                              1,668,000           1,658,549
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                                 734,717             735,675
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041                                     1,500,000           1,470,214
---------------------------------------------------------------------------------------------------------------------------------
Brascan Real Estate, FRN, 6.96%, 2040 (z)                                                             418,000             418,000
---------------------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                                         242,413             237,322
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                                         1,357,812           1,350,083
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                           716,430             708,679
---------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2255%, 2044                               1,810,000           1,792,486
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                     965,990             991,421
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, FRN, 0.8847%, 2032 (i)(n)                                          4,778,474             181,835
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificates, FRN, 5.51%, 2017 (n)                                 1,500,000           1,500,014
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                              504,198             500,335
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036                                             1,107,000           1,101,083
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046                                            3,720,000           3,720,245
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                            29,591              29,180
---------------------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035                                      2,768,871           2,750,493
---------------------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing and Securitization Trust, 5.737%, 2037                                 1,920,000           1,918,195
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                     72,280              71,015
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                               327,486             329,179
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.95%, 2010                                                          1,000,000           1,078,845
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                                912,000             877,357
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                           198,709             202,539
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.797%, 2025 (i)(z)                                                   907,326             138,449
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN, 0.942%, 2043 (i)(n)                       7,701,125             243,226
---------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                                                   3,720,000           3,721,447
---------------------------------------------------------------------------------------------------------------------------------
Gramercy Real Estate CDO Ltd., FRN, 5.68%, 2035                                                     1,260,000           1,260,756
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                              54,719              54,480
---------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.69%, 2034                                                                     598,727             599,135
---------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.78%, 2034                                                                     299,363             299,684
---------------------------------------------------------------------------------------------------------------------------------
IMPAC Secured Assets Corp., FRN, 5.67%, 2036                                                        1,376,596           1,378,764
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046                                   2,195,695           2,140,061
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                              1,731,853           1,663,410
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3643%, 2043                             1,830,177           1,810,361
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                                        747,981             750,477
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.4914%, 2035 (i)                           6,473,087              87,464
---------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                                  578,741             567,333
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., FRN, 7.0284%, 2030                                            170,000             171,495
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037                                            3,976,000           3,956,247
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.6599%, 2039                                                    2,367,000           2,397,309
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, FRN, 5.53%, 2035                                                         47,628              47,633
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.9913%, 2031 (i)(n)                                           3,965,799              66,000
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.6685%, 2031 (i)                                              1,372,145               8,853
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                    495,708             501,375
---------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                                                               379,772             382,897
---------------------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                               2,000,000           1,974,518
---------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                      664,687             655,899
---------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, FRN, 5.611%, 2037                                                   1,280,000           1,280,000
---------------------------------------------------------------------------------------------------------------------------------
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036                                     2,588,328           2,583,828
---------------------------------------------------------------------------------------------------------------------------------
People's Choice Home Loan Securities Trust, FRN, 5.59%, 2035                                           73,059              73,067
---------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                           1,051,457           1,032,580
---------------------------------------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, CDO, FRN, 5.77%, 2008 (z)                                          266,949             266,946
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                       2,100,000           2,054,119
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 5.53%, 2035                                         1,048,731           1,049,163
---------------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                     3,000,000           2,972,845
---------------------------------------------------------------------------------------------------------------------------------
RMAC PLC, FRN, 5.5556%, 2036 (n)                                                                      265,407             265,448
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                                 1,887,955           1,866,135
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 5.56%, 2035 (n)                                             1,812,627           1,813,147
---------------------------------------------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust, FRN, 5.58%, 2029                                    1,006,662           1,008,058
---------------------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, FRN, 5.66%, 2043                                                 126,892             127,008
---------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                            191,147             191,610
---------------------------------------------------------------------------------------------------------------------------------
Timberstar Trust, 5.668%, 2036 (z)                                                                  1,100,000           1,104,304
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                               1,150,000           1,106,387
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048                                               1,900,000           1,881,494
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                          1,150,000           1,116,398
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                          1,400,000           1,361,026
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.316%, 2044                                          1,470,000           1,450,582
---------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., FRN, 3.177%, 2033                                                             69,222              68,852
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 81,550,354
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 5.9013%, 2008                                        $ 1,200,000        $  1,205,318
---------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Services North America LLC, 4.75%, 2008                                               750,000             743,617
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                                   1,906,000           1,870,569
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                                      293,000             285,675
---------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.25%, 2011                                                                 2,530,000           2,505,993
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,611,172
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                                           $ 1,380,000        $  1,422,954
---------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                                                    1,030,000           1,019,934
---------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 7.65%, 2010                                                     1,250,000           1,321,429
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 4.75%, 2010                                                                     1,000,000             979,065
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,743,382
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                                          $ 2,222,000        $  2,160,479
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5%, 2011                                                                   870,000             860,487
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                               1,650,000           1,672,216
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers E-Capital Trust I, FRN, 6.155%, 2065                                                1,098,000           1,107,877
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.05%, 2016                                                              2,000,000           2,053,632
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                             1,000,000             948,467
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,803,158
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                        $ 1,830,000        $  1,922,686
---------------------------------------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95%, 2012                                                                      1,250,000           1,317,907
---------------------------------------------------------------------------------------------------------------------------------
Hanson PLC, 7.875%, 2010                                                                            2,000,000           2,150,772
---------------------------------------------------------------------------------------------------------------------------------
Hanson PLC, 6.125%, 2016                                                                            1,330,000           1,354,064
---------------------------------------------------------------------------------------------------------------------------------
Lafarge S.A., 6.15%, 2011                                                                           2,030,000           2,075,872
---------------------------------------------------------------------------------------------------------------------------------
Owens Corning, Inc., 6.5%, 2016 (n)                                                                 2,000,000           2,029,986
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,851,287
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 6.75%, 2011                                                   $     4,000        $      4,180
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85%, 2010                                                                          1,000,000           1,013,744
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.45%, 2010                                                                            300,000             301,109
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85%, 2015                                                                          1,000,000           1,003,026
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2010                                                              1,900,000           1,856,976
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                                600,000             566,826
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                  150,000             176,379
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25%, 2008                                                         750,000             769,025
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,691,265
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                                                   $ 1,900,000        $  1,898,349
---------------------------------------------------------------------------------------------------------------------------------
Yara International A.S.A., 5.25%, 2014 (n)                                                          2,700,000           2,578,573
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,476,922
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                      $   525,000        $    547,064
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 5.25%, 2014                                                                    $ 1,274,000        $  1,227,565
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                                $ 2,144,000        $  2,099,441
---------------------------------------------------------------------------------------------------------------------------------
Western Union Co., 5.4%, 2011 (n)                                                                   2,700,000           2,652,985
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,752,426
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                                        $ 2,260,000        $  2,340,675
---------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                                              12,000              12,117
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,352,792
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (n)                                         $   250,000        $    260,138
---------------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014 (n)                                                         800,000             786,022
---------------------------------------------------------------------------------------------------------------------------------
Gazprom, 9.125%, 2007                                                                                 800,000             805,920
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014                                                      375,000             405,938
---------------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)                                           230,000             254,471
---------------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020 (n)                                         2,000,000           1,893,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,405,569
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                                            $   750,000        $    806,250
---------------------------------------------------------------------------------------------------------------------------------
State of Israel, 5.125%, 2014                                                                       1,000,000             968,563
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,774,813
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                                                             $ 1,670,000        $  1,655,446
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp., 4.6%, 2009                                                                            1,290,000           1,262,510
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                       45,000              44,670
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                     1,710,000           1,814,002
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,776,628
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                               $   790,000        $    824,918
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016                                                                       350,000             365,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,190,388
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.5%, 2011                                                                     $ 3,000,000        $  2,992,632
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.875%, 2012                                                                       100,000             105,718
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,098,350
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Allied Capital Corp., 6.625%, 2011                                                                $ 1,170,000        $  1,184,584
---------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                         100,000              97,949
---------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., FRN, 6.1%, 2067                                                                      300,000             299,216
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                            2,500,000           2,560,525
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2007                                                              240,000             240,000
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.125%, 2009                                                          1,700,000           1,648,806
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                                                            133,000             133,300
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                                       1,650,000           1,633,054
---------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 7%, 2012                                                                     170,000             182,258
---------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 6.75%, 2011                                                                        20,000              21,066
---------------------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5%, 2010                                                           868,000             857,821
---------------------------------------------------------------------------------------------------------------------------------
ORIX Corp., 5.48%, 2011                                                                             2,040,000           2,026,428
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,885,007
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008 (n)                                                           $ 2,810,000        $  2,739,241
---------------------------------------------------------------------------------------------------------------------------------
Diageo Finance B.V., 5.5%, 2013                                                                     3,000,000           2,985,864
---------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 6%, 2012                                                                         482,000             490,987
---------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                                                           850,000             830,647
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008 (n)                                                                 1,410,000           1,383,805
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (n)                                                                  1,000,000             987,025
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,417,569
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp., 5.75%, 2011                                                                            $   840,000        $    848,634
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                                                   $ 1,845,000        $  1,936,209
---------------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 6.404%, 2016 (n)                                                                    2,500,000           2,551,895
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,488,104
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                                                       $   500,000        $    493,601
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                            3,000               3,218
---------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp., 6%, 2016 (n)                                                               1,310,000           1,291,765
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,788,584
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                                       $ 1,095,000        $  1,106,907
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                                   $   750,000        $    701,389
---------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007 (n)                                                        1,000,000             987,325
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                                                   150,000             149,319
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                         2,285,000           2,261,734
---------------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009 (n)                                                      1,250,000           1,204,223
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.375%, 2012                                                                           300,000             299,187
---------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007 (n)                                                             335,000             338,015
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,941,192
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - HEALTH - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 5.75%, 2011                                                                          $ 1,520,000        $  1,539,249
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                           $ 1,970,000        $  1,942,552
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                              1,249,000           1,234,477
---------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                                              930,000             916,181
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,093,210
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Eksportfinans A.S.A, 5.125%, 2011                                                                 $ 2,600,000        $  2,590,851
---------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                              265,000             275,610
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 3.25%, 2007                                                                       1,600,000           1,584,605
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 4.625%, 2008                                                                      2,391,000           2,364,484
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 5.25%, 2009                                                                       4,900,000           4,907,438
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 4.875%, 2009                                                                      1,900,000           1,887,574
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007                                                            300,000             299,593
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,910,155
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                                                    $ 2,000,000        $  1,910,412
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
BANK ONE Corp., 7.875%, 2010                                                                      $ 2,165,000        $  2,336,156
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)                                                   1,170,000           1,303,945
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                        2,000,000           1,910,944
---------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                                          1,135,000           1,218,964
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                            1,750,000           1,777,678
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.125%, 2014                                                                  1,500,000           1,463,269
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                                2,005,000           2,079,967
---------------------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC, 7.75% to 2007, FRN to 2049                                             550,000             556,525
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                                                             750,000             730,961
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                                                             1,200,000           1,172,296
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                      3,170,000           3,492,830
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                              1,844,000           1,867,996
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                   717,000             802,203
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                               2,600,000           2,617,924
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2008                                                                            700,000             706,488
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 7.8%, 2010                                                                            250,000             267,288
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA, 6.45%, 2011                                                                      200,000             208,165
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 24,513,599
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., FRN, 5.63%, 2009 (n)                                                       $ 1,600,000        $  1,601,128
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Vale Overseas Ltd., 6.25%, 2017                                                                   $ 1,090,000        $  1,092,049
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 8.7%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.022%, 2010                                                                          $ 3,500,000        $  3,588,837
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.506%, 2011                                                                            2,531,020           2,464,201
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                              757,810             738,292
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.369%, 2013                                                                            1,169,226           1,166,200
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.666%, 2014                                                                              917,360             886,187
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.847%, 2014                                                                            1,431,344           1,395,722
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.412%, 2014                                                                              855,558             864,510
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2015                                                                               486,051             467,138
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                            1,074,223           1,050,639
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                                                    1,282               1,319
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2033                                                                         887,856             883,179
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                                                  132,551             134,215
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                                                                 77,233              78,977
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                                745,534             716,718
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                                                1,394,269           1,366,795
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2034                                                                      6,884,960           6,825,658
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                                                  80,782              81,796
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2024                                                                       13,138,109          12,938,528
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                                 797,837             787,853
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                                                  341,637             345,135
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 36,781,899
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 4.95%, 2010                                                      $ 1,700,000        $  1,670,989
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                                                         120,000             119,859
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                         110,000             114,580
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6%, 2017                                                          1,870,000           1,875,543
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Finance, 5.35%, 2011                                                                  1,596,000           1,563,000
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                                                     1,000,000           1,011,963
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,355,934
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                                            $ 2,000,000        $  1,934,508
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013                                              200,000             195,038
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 7.75%, 2011                                                                      300,000             325,583
---------------------------------------------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                                                                600,000             623,778
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2010                                                                    1,000,000             956,725
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4.875%, 2010                                                                1,023,000             993,198
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                                 1,500,000           1,426,418
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                                 2,130,000           2,283,552
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007                                                                               850,000             854,639
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                                1,875,000           1,949,323
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,542,762
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                       $ 1,540,000        $  1,538,847
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.2465%, 2011 (z)                               $ 1,700,000        $  1,700,000
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                       750,000             752,812
---------------------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 7.1738%, 2012 (z)                                             600,000             608,295
---------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                                    1,209,000           1,153,926
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                             324,000             314,086
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse (USA), Inc., 4.875%, 2010                                                             2,000,000           1,972,358
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008                                                                        1,250,000           1,216,326
---------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp, 5.45%, 2017                                                                    3,000,000           2,952,957
---------------------------------------------------------------------------------------------------------------------------------
Glitnir Banki HF, 6.693% to 2011, FRN to 2016 (n)                                                     570,000             588,915
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (n)                                                        752,000             798,060
---------------------------------------------------------------------------------------------------------------------------------
Landsbanki Islands HF, FRN, 6.07%, 2009 (z)                                                         1,915,000           1,929,148
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                                       1,017,000           1,016,068
---------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                                     1,978,000           1,889,698
---------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                    1,453,000           1,412,406
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 10%, 2007                                                                     550,000             555,847
---------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                          3,000,000           3,080,406
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                                    980,000           1,038,647
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,979,955
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc., 5.75%, 2016                                                                       $ 4,000,000        $  4,013,768
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                                        1,463,000           1,422,301
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,436,069
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375%, 2012                                                              $   250,000        $    259,998
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                                 $ 1,000,000        $  1,025,771
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                      $   885,000        $    911,750
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 4.65%, 2010                                                                       2,000,000           1,970,848
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 6%, 2012                                                                  1,649,000           1,687,250
---------------------------------------------------------------------------------------------------------------------------------
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                                 2,000,000           1,956,400
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.375%, 2007                                                           125,000             125,795
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 7.125%, 2009                                                         1,100,000           1,132,997
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 4.6%, 2010                                                             909,000             886,037
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.1%, 2016                                                           1,000,000           1,033,394
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 5.625%, 2007                                                              730,000             729,512
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 4.5%, 2009                                                              1,000,000             972,136
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,406,119
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                   $ 1,250,000        $  1,393,579
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                                                      $ 4,000,000        $  3,863,568
---------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Corp., Inc., 8%, 2010                                                                   1,420,000           1,513,907
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                   1,500,000           1,411,542
---------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 5.95%, 2008                                                              1,406,000           1,413,680
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,202,697
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                            $   815,000        $    824,580
---------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2008                                                                           1,620,000           1,645,716
---------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                            486,000             476,610
---------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2011                                                                             630,000             649,149
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,596,055
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (n)                                                           $ 2,000,000        $  1,920,722
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                                                            425,000             425,474
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                           200,000             210,024
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,556,220
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                                                $ 2,000,000        $  2,135,684
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Airtouch PLC, 7.75%, 2010                                                                  1,000,000           1,062,119
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,197,803
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                                                           $ 1,300,000        $  1,348,490
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012                                                                  125,000             130,720
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,479,210
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                          $   100,000        $    118,103
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                            $   658,000        $    626,692
---------------------------------------------------------------------------------------------------------------------------------
Aid-Israel, 6.6%, 2008                                                                                  6,086               6,091
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.25%, 2010                                                                             2,425,000           2,566,913
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                                             1,000,000             998,348
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                              315,000             329,355
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.25%, 2014                                                                 6,000,000           6,058,098
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.125%, 2010                                                                           3,110,000           3,017,820
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.875%, 2010                                                                           1,038,000           1,098,953
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.37%, 2016                                                            767,000             770,662
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.94%, 2016                                                            838,754             856,914
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                            792,590             775,569
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                          2,464,002           2,442,571
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.76%, 2025                                                          1,664,727           1,603,255
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.39%, 2025                                                          1,079,205           1,078,782
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,230,023
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.5%, 2010                                                                   $ 2,759,000        $  2,885,633
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2008                                                                     600,000             598,898
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013 (f)                                                                2,500,000           2,422,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,906,991
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 6.2%
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                             $   225,000        $    252,241
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.75%, 2011                                                               2,100,000           2,255,436
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                                                       2,330,000           2,332,332
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.687%, 2008                                                              2,120,000           2,123,305
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 6.25%, 2013                                                                       1,000,000           1,015,761
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                    273,000             307,250
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                              2,225,000           2,339,777
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                      1,540,000           1,602,672
---------------------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 5.551%, 2008                                                               1,868,200           1,869,489
---------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                              1,185,000           1,251,891
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                                                         310,000             308,297
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                           119,000             116,125
---------------------------------------------------------------------------------------------------------------------------------
National Grid PLC, 6.3%, 2016                                                                       2,000,000           2,068,636
---------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                                  950,000           1,023,015
---------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                                                 325,000             323,670
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                                                                607,000             586,647
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                                     423,000             448,665
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 5.625%, 2016                                                                 1,264,000           1,259,653
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (n)                                                       770,820             744,635
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125%, 2008                                                                          375,000             376,749
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                            1,745,000           1,826,317
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                                                           363,000             363,000
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                           1,226,000           1,195,210
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,990,773
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $402,262,179
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 2/01/07 (y)                                          $16,407,000        $ 16,407,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (k)                                                                                              $418,669,179
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                                                                   2,708,391
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $421,377,570
---------------------------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of January 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $386,346,281 and 92.28% of market value. An independent pricing service provided an evaluated bid for
    92.19% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $53,945,663, representing 12.8% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                           ACQUISITION      ACQUISITION    CURRENT MARKET      TOTAL % OF NET
    RESTRICTED SECURITIES                     DATE             COST            VALUE               ASSETS
    ----------------------------------------------------------------------------------------------------------
    Alfa Diversified Payment Rights
    Finance Co., FRN, 7.2465%, 2011         12/04/06        $1,700,000       $1,700,000
    Bayview Commercial Asset Trust,
    FRN, 5.59%, 2036                        2/23/06          1,038,271        1,040,356
    Bayview Commercial Asset Trust,
    FRN, 0.8788%, 2036                      5/16/06            531,212          543,855
    Bayview Financial Revolving Mortgage
    Loan Trust, FRN, 6.12%, 2040            3/01/06            734,717          735,675
    Bosphorus Financial Services Ltd.,
    FRN, 7.1738%, 2012                      3/08/05            600,000          608,295
    Brascan Real Estate, FRN,
    6.96%, 2040                             9/14/04            418,000          418,000
    Brazilian Merchant Voucher
    Receivables Ltd., 5.911%, 2011          7/02/03            242,413          237,322
    CPS Auto Receivables Trust,
    2.89%, 2009                             3/27/03             29,591           29,180
    Falcon Franchise Loan LLC, FRN,
    3.797%, 2025                            1/29/03            172,358          138,449
    Landsbanki Islands HF, FRN,
    6.07%, 2009                             8/22/06          1,915,000        1,929,148
    Putnam Structured Product Funding,
    CDO, FRN, 5.77%, 2008                   9/23/03            266,949          266,946
    Timberstar Trust, 5.668%, 2036          10/13/06         1,100,000        1,104,304
    ----------------------------------------------------------------------------------------------------------
    Total Restricted Securities                                              $8,751,530             2.1%
                                                                             =================================

The following abbreviations are used in this report and are defined:

CDO     Collateralized Debt Obligation
FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT    Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERMEDIATE INVESTMENT GRADE BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 1/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $427,432,428
                                                               ============
Gross unrealized appreciation                                  $  1,010,803
Gross unrealized depreciation                                    (9,774,052)
                                                               ------------
Net unrealized appreciation (depreciation)                     $ (8,763,249)
                                                               ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
FUTURES CONTRACTS

                                                                                                        UNREALIZED
                                                                                  EXPIRATION           APPRECIATION
                                         CONTRACTS             VALUE                 DATE             (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 10 yr (Short)            136             $14,518,000             Mar-07               $256,008
U.S. Treasury Note 5 yr (Short)               7                 731,719             Mar-07                  9,218
U.S. Treasury Note 2 yr (Short)              20               4,071,875             Mar-07                 (3,195)
---------------------------------------------------------------------------------------------------------------------
                                                                                                         $262,031
                                                                                                         ========

At January 31, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) RESEARCH BOND FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                          SHARES/PAR            VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 97.6%
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 14.8%
---------------------------------------------------------------------------------------------------------------------------------
Anthracite CDO III Ltd., 6.077%, 2039 (z)                                                      $  5,000,000        $    4,972,695
---------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.1%, 2045 (z)                                                                  4,149,000             4,123,717
---------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "G", 6.1%, 2045 (n)                                                             2,354,000             2,108,181
---------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                             1,200,897             1,063,358
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc. "AM", FRN, 5.1801%, 2047                                4,770,000             4,676,966
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                      3,581,684             3,433,468
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.7755%, 2045                                     6,220,000             6,353,136
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, 0.775%, 2035 (i)                                                 45,928,868             3,718,235
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                                          30,742,299             2,704,514
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 1.7866%, 2036 (i)                                           20,846,015             1,701,035
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                                        23,728,879             2,146,806
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 1.1688%, 2036 (i)(z)                                        46,017,775             5,844,257
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 1.1396%, 2036 (i)(z)                                        22,075,733             2,757,427
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 1.2108%, 2037 (i)                                           45,800,000             6,017,456
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                            2,561,000             2,544,994
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                            2,283,000             2,270,065
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                             4,250,000             4,255,544
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                              3,481,329             3,395,503
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                       1,714,418             1,695,869
---------------------------------------------------------------------------------------------------------------------------------
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)                                                    4,660,000             4,550,781
---------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust, FRN, 4.14%, 2028                                                   2,839,012             2,820,733
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                 8,510,000             8,430,506
---------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                   7,300,000             7,338,752
---------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2255%, 2044                             4,080,000             4,040,521
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                 2,715,606             2,787,099
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificates, FRN, 5.7939%, 2046                                 6,900,000             7,051,864
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                         157,425               155,236
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                             6,345,305             6,309,115
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                          7,330,000             7,189,997
---------------------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035                                    3,149,403             3,128,499
---------------------------------------------------------------------------------------------------------------------------------
Crest G-Star CDO, 6.95%, 2032 (z)                                                                 6,526,000             6,699,031
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2030 (n)                                                                 814                   812
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                  918,434               902,361
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                             616,072               619,255
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                             1,635,000             1,781,305
---------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009 (n)                                                        964,858               950,489
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                              994,000               956,242
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                       1,215,831             1,239,266
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.124%, 2023 (i)(n)                                                 561,826                60,610
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.8099%, 2025 (i)(z)                                              8,294,470             1,265,653
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN, 0.942%, 2043 (i)(n)                    22,774,326               719,286
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, FRN, 0.5379%, 2035 (i)                              22,545,792               346,364
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                              951,027             1,048,479
---------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.269%, 2035                                                2,042,000             2,117,017
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.569%, 2042                                          5,335,000             5,145,472
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                     5,908,072             5,847,743
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                     3,357,664             3,295,928
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                           808,221               804,697
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (z)                              5,295,270             5,242,732
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2114%, 2041                           4,431,054             4,368,324
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3441%, 2042 (n)                       4,130,000             4,006,281
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                            5,061,203             4,861,183
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3643%, 2043                           5,666,655             5,605,300
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                            6,330,000             6,476,655
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2213%, 2044                           8,685,000             8,544,674
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                            6,001,863             5,817,353
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.48%, 2047                             6,606,000             6,507,398
---------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                                    2,839,532             2,808,459
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.4914%, 2035 (i)                        27,684,772               374,077
---------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                              2,341,867             2,295,704
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.107%, 2038                                                   8,685,000             8,426,470
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.6599%, 2039                                                  7,423,000             7,521,356
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                            8,600,000             8,362,157
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 7.5009%, 2030                                                  630,000               639,437
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.9913%, 2031 (i)(n)                                        19,230,239               320,037
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.6685%, 2031 (i)                                           11,225,504                72,425
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                1,155,496             1,168,705
---------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., FRN, 0.6993%, 2030 (i)                                                 7,287,190                91,349
---------------------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                             3,000,000             2,961,777
---------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                  1,812,783             1,788,816
---------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                         2,038,504             2,001,906
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities IV Ltd., CDO, FRN, 7.6106%, 2031 (z)                                    1,150,029             1,153,479
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XIX Ltd., CDO, FRN, 5.71%, 2035 (z)                                     7,800,000             7,807,800
---------------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN, 7.0507%, 2013                                 1,838,000             1,934,045
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.878%, 2035                                             944,462               939,889
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                     2,727,000             2,667,421
---------------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                   5,795,000             5,742,546
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities, Inc., FRN, 7.0799%, 2032 (z)                                3,262,500             3,534,725
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                               4,852,858             4,796,771
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 5.56%, 2035 (n)                                           7,332,223             7,334,325
---------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                          565,636               567,005
---------------------------------------------------------------------------------------------------------------------------------
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033 (z)                                       5,000,000             4,966,406
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                             4,100,000             3,944,509
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                        4,700,000             4,501,465
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                        6,014,804             5,839,058
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                        4,116,878             4,002,270
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.196%, 2044                                        4,999,000             4,905,673
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.316%, 2044                                        4,730,000             4,667,520
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.9619%, 2045 (n)                                   5,820,000             6,013,180
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.438%, 2048                                        4,971,000             4,861,539
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  323,828,540
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                              $  2,707,000        $    2,656,680
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009                                                               2,010,000             2,022,735
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                                 2,787,000             2,680,539
---------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.5%, 2016                                                                5,262,000             5,120,678
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,480,632
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                     $  4,706,000        $    4,788,355
---------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                                           6,883,000             7,097,240
---------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 7.65%, 2010                                                   4,720,000             4,989,715
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                5,890,000             6,265,488
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                                   120,000               143,599
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.4%, 2035                                                                    4,952,000             4,932,113
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,216,510
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                                       $  6,704,000        $    6,518,386
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                             4,666,000             4,728,823
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.625%, 2017                                                           8,210,000             8,104,411
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                       1,596,000             1,612,626
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                        3,379,000             3,353,086
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                            2,996,000             2,991,794
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.05%, 2016                                                            6,862,000             7,046,011
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                      3,101,000             3,262,708
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                                              742,000               738,858
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                           6,500,000             6,165,036
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.75%, 2016                                                           3,510,000             3,534,496
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   48,056,235
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                     $  1,072,000        $    1,086,672
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                        3,915,000             4,113,287
---------------------------------------------------------------------------------------------------------------------------------
Lafarge S.A., 6.5%, 2016                                                                          4,396,000             4,570,508
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,770,467
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                                        $  6,345,000        $    6,421,235
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45%, 2037                                                                     $ 10,123,000        $   10,155,626
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                    7,406,000             7,082,276
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                        20,000                21,048
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                              1,529,000             1,797,885
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                                    5,077,000             6,178,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,235,295
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                  $    775,000        $      779,134
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                             $  9,390,000        $    9,194,848
---------------------------------------------------------------------------------------------------------------------------------
Western Union Co., 5.4%, 2011 (n)                                                                10,130,000             9,953,606
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,148,454
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                                    $  5,961,000        $    5,800,715
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                                        5,000,000             5,178,485
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,979,200
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                                    $  5,930,000        $    5,895,962
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.59%, 2012                                                        $  7,121,250        $    6,760,440
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 6.45%, 2036                                                          $  5,100,000        $    5,053,003
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                                           37,000                43,109
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                    798,000               792,144
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                   3,181,000             3,374,468
---------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 5.65%, 2016                                                                     5,450,000             5,354,194
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,616,918
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                            $  3,432,000        $    3,583,694
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016                                                                   2,692,000             2,810,986
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,394,680
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                 $    399,000        $      452,283
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 5.625%, 2016                                                                     9,460,000             9,532,662
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,984,945
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Allied Capital Corp., 6.625%, 2011                                                             $  5,400,000        $    5,467,311
---------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Co., 6.15%, 2016                                                            6,640,000             6,807,680
---------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., FRN, 6.1%, 2067                                                                  1,060,000             1,057,229
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                         10,640,000            10,897,594
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                      9,474,000             9,612,425
---------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.5%, 2016                                                                   12,782,000            12,742,363
---------------------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.625%, 2013                                                   4,313,000             4,321,152
---------------------------------------------------------------------------------------------------------------------------------
ORIX Corp., 5.48%, 2011                                                                          10,140,000            10,072,539
---------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.875%, 2015                                                             6,220,000             6,380,799
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   67,359,092
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (z)                                                                  $  6,110,000        $    6,255,113
---------------------------------------------------------------------------------------------------------------------------------
Diageo Capital PLC, 5.5%, 2016                                                                   10,060,000             9,935,860
---------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                    3,464,000             3,583,214
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (n)                                                               10,231,000            10,098,253
---------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 6.85%, 2016                                                                    3,190,000             3,238,711
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,111,151
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp., 5.75%, 2011                                                                         $  3,030,000        $    3,061,145
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp., 6.125%, 2016                                                                           5,920,000             6,059,191
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,120,336
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 7.25%, 2036 (z)                                                                $  6,859,000        $    7,135,781
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.2%, 2016                                                       $  3,723,000        $    3,756,835
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                    6,840,000             6,344,100
---------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp., 6%, 2016 (n)                                                             4,015,000             3,959,111
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,060,046
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                                    $  7,557,000        $    7,639,175
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                                $  7,137,000        $    6,674,422
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 5.05%, 2015                                                   4,159,000             4,032,113
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., FRN, 6.15%, 2066                                                        6,443,000             6,417,028
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                       5,685,000             5,627,115
---------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 6.85%, 2015 (n)                                                              7,035,000             7,304,419
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,055,097
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                        $ 10,050,000        $    9,909,973
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                            7,510,000             7,422,674
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,332,647
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                            $  6,532,000        $    6,923,920
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 5.625%, 2016                                                            $ 15,190,000        $   15,357,136
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                      5,365,000             5,126,107
---------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                                        3,015,000             3,238,041
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                          3,328,000             3,380,636
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.125%, 2014                                                                4,932,000             4,811,230
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15%, 2015                                                                 4,280,000             4,171,862
---------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                         10,546,000            10,636,580
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                              1,635,000             1,696,133
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                            2,349,000             2,379,568
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                               1,766,000             1,975,857
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank, NA, 5.6%, 2016                                                                     6,426,000             6,456,883
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                             8,022,000             8,077,304
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                      2,393,000             2,582,052
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   69,889,389
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.9%, 2016                                                         $  3,092,000        $    3,152,928
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.8%, 2016 (z)                                                             5,055,000             5,006,452
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.125%, 2015                                               4,470,000             4,441,723
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,601,103
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                    $  9,552,000        $    9,695,280
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                6,725,000             6,388,750
---------------------------------------------------------------------------------------------------------------------------------
Vale Overseas Ltd., 6.25%, 2017                                                                   5,925,000             5,936,139
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,020,169
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 13.3%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                                        $  2,362,251        $    2,285,394
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.79%, 2012                                                                           2,966,537             2,873,202
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.86%, 2012 - 2014                                                                    3,764,109             3,673,438
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.12%, 2012                                                                           1,957,244             1,934,663
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.517%, 2013                                                                          1,138,840             1,097,227
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.543%, 2013                                                                          2,446,864             2,358,849
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                          1,975,932             1,925,040
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2014 - 2015                                                                    4,104,564             3,946,434
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.666%, 2014                                                                          1,429,247             1,380,679
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.77%, 2014                                                                           1,875,527             1,813,208
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.847%, 2014                                                                          3,658,602             3,567,550
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.05%, 2014                                                                           1,276,554             1,253,112
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.412%, 2014                                                                          1,857,041             1,876,472
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.53%, 2015                                                                           1,232,277             1,174,927
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2015                                                                            1,992,773             1,908,594
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                          1,253,948             1,207,674
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.76%, 2015                                                                           2,162,399             2,091,416
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.78%, 2015                                                                           2,744,596             2,658,897
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.815%, 2015                                                                          1,848,000             1,786,198
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.82%, 2015                                                                           1,570,737             1,525,001
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.85%, 2015                                                                           1,527,284             1,487,652
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                           1,287,900             1,255,396
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                             398,695               388,744
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                          4,406,236             4,309,497
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.94%, 2015                                                                           2,591,000             2,510,866
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.98%, 2015                                                                           1,680,062             1,647,818
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016 - 2020                                                                       6,437,662             6,304,131
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.09%, 2016                                                                           2,960,918             2,922,946
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.423%, 2016                                                                          3,131,168             3,158,982
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.996%, 2017                                                                          5,373,474             5,282,471
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2036                                                                   116,852,567           115,358,816
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                           1,033,064             1,014,477
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2033                                                                     1,398,514             1,428,590
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034 - 2036                                                                      14,921,842            14,978,263
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2028                                                                     28,552,141            28,301,983
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2036                                                                   36,497,792            36,045,464
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4%, 2023                                                                             1,756,000             1,716,043
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2033 - 2036                                                                     14,366,453            14,445,979
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2036                                                                              7,937,833             7,994,295
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  292,890,388
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                               $ 11,296,000        $   12,478,849
---------------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                 6,870,000             7,144,800
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                    1,185,000             1,133,244
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6%, 2017                                                        5,630,000             5,646,687
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                     1,797,000             2,041,358
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.8%, 2035                                                      3,385,000             3,121,393
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                       6,584,000             6,420,519
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,986,850
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 6.15%, 2034                                                                        $  5,002,000        $    4,913,605
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom B.V., 5.75%, 2016                                                                6,632,000             6,532,613
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013                                            621,000               605,593
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2015                                                              10,970,000            10,179,063
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Emisiones S.A.U., 7.045%, 2036                                                         6,623,000             7,124,818
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                             10,105,000            10,505,552
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   39,861,244
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                    $  6,780,000        $    6,774,922
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                       $  6,690,000        $    6,862,408
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.2465%, 2011 (z)                            $  7,320,000        $    7,320,000
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                   4,869,000             4,887,259
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                                                     2,622,000             2,653,136
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                         9,196,000             8,914,602
---------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp, 5.45%, 2017                                                                  7,670,000             7,549,727
---------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013 (n)                                                                 1,724,000             1,788,650
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                                                        3,553,000             3,770,621
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                 6,640,000             6,644,927
---------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                  5,348,000             5,198,588
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                   5,200,000             5,200,000
---------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                        8,710,000             8,943,445
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   62,870,955
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                              $  4,690,000        $    4,706,007
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                               $  5,175,000        $    5,627,813
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016 (n)                                                                        6,980,000             7,093,425
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,721,238
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                 $  2,179,000        $    2,326,083
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                                     2,235,000             2,413,800
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                                  1,580,000             1,625,589
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,365,472
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                        $  3,499,000        $    3,362,126
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                      6,465,000             6,660,411
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 4.75%, 2014                                                                     4,421,000             4,359,309
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                          9,257,000             9,471,077
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 6%, 2012                                                                1,197,000             1,224,766
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 5.783%, 2016                                                            7,659,000             7,699,294
---------------------------------------------------------------------------------------------------------------------------------
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                               6,840,000             6,690,888
---------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.75%, 2016                                                                       8,700,000             8,688,020
---------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.625%, 2016                                                                      3,050,000             3,021,583
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 4.6%, 2010                                                         3,579,000             3,488,587
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.75%, 2015                                                        1,506,000             1,520,378
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.1%, 2016                                                         4,146,000             4,284,452
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.875%, 2017                                                       2,870,000             2,910,134
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.75%, 2010                                                                   798,000               771,344
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 5.625%, 2007                                                          1,307,000             1,306,127
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   65,458,496
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                $  5,776,000        $    6,439,449
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                             $  4,253,000        $    4,497,548
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                                                     10,926,000            10,553,336
---------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Corp., Inc., 8%, 2010                                                                   880,000               938,196
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,989,080
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                     $  2,201,000        $    2,158,477
---------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2011                                                                         6,230,000             6,419,361
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,577,838
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                       $  8,570,000        $    8,364,114
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                       $    625,000        $      738,142
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.5%, 2007                                                             $ 24,125,000        $   24,068,668
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                          352,286               353,979
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                           64,777                66,788
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                           47,399                48,869
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                           65,187                67,348
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                          256,921               263,346
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                        1,605,856             1,523,341
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                        2,192,201             2,141,339
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                        2,292,792             2,251,426
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                        2,568,536             2,429,600
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024                                                        2,167,318             2,108,159
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                        2,139,199             2,093,260
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                        3,282,133             3,253,463
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                        3,042,902             3,064,585
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.57%, 2025                                                        3,299,804             3,141,436
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.76%, 2025                                                        9,341,285             8,996,349
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.35%, 2026                                                        6,099,147             6,082,052
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   61,954,008
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 27.2%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.5%, 2010                                                                $ 57,722,000        $   60,371,324
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                                  4,506,000             5,120,294
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                                                       840,000               939,684
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.75%, 2026                                                                 39,740,000            48,212,687
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                96,309,000           101,621,019
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                   4,265,000             3,986,444
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                                23,228,000            23,351,387
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2007                                                                       257,000               252,874
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                   3,868,000             3,884,923
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008 (f)                                                           136,258,000           137,263,993
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.125%, 2009                                                                73,411,000            70,724,011
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2009                                                               113,703,000           113,676,394
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2010                                                                       525,000               512,142
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                              17,005,258            16,550,231
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                          11,071,468            11,046,380
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  597,513,787
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             $  5,188,000        $    5,838,871
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                        4,290,000             4,602,196
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                           13,424,000            14,116,477
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                    7,624,000             7,934,266
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 8.8%, 2017 (z)                                                          123,000               126,506
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                     1,182,000             1,202,161
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 6.125%, 2036                                                     4,000,000             4,021,320
---------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                              5,930,000             6,385,768
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.25%, 2014                                                                     4,675,000             4,686,688
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 5.625%, 2016                                                               9,449,000             9,416,505
---------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Capital LLC, 8%, 2019                                                              7,965,000             9,048,152
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                         10,065,000            10,534,029
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                         2,258,000             2,201,293
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   80,114,232
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                      $2,142,005,183
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 2/01/07 (y)                                       $ 29,798,000        $   29,798,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $2,171,803,183
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.0%                                                                                  22,555,060
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $2,194,358,243
---------------------------------------------------------------------------------------------------------------------------------

(f)   All or a portion of the security has been segregated as collateral for an open futures contract.
(i)   Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)   As of January 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
      Trustees, aggregating $2,046,679,784 and 94.24% of market value. An independent pricing service provided an evaluated bid for 93.94% of the market value.
(n)   Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $132,840,841, representing 6.1% of net assets.
(y)   The rate shown represents an annualized yield at time of purchase.
(z)   Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
      These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                     ACQUISITION          ACQUISITION    CURRENT MARKET    TOTAL % OF NET
    RESTRICTED SECURITIES                                DATE                 COST            VALUE            ASSETS
    ---------------------------------------------------------------------------------------------------------------------
    Alfa Diversified Payment Rights
    Finance Co., FRN, 7.2465%, 2011                      12/04/06         $ 7,320,000      $ 7,320,000
    Anthracite CDO III Ltd., 6.077%, 2039                10/25/06           4,998,438        4,972,695
    ARAMARK Corp., 8.5%, 2015                         1/17/07-1/26/07       6,246,813        6,255,113
    ARCap REIT, Inc., 6.1%, 2045                         12/07/06           4,244,946        4,123,717
    Bayview Commercial Asset
    Trust, FRN, 1.1688%, 2036                             9/11/06           5,819,223        5,844,257
    Bayview Commercial Asset
    Trust, FRN, 0.84%, 2036                               2/28/06           2,751,874        2,704,514
    Bayview Commercial Asset
    Trust, FRN, 0.8788%, 2036                             5/16/06           2,251,761        2,146,806
    Bayview Commercial Asset
    Trust, FRN, 1.1396%, 2036                            10/25/06           2,768,256        2,757,427
    Bayview Financial Revolving
    Mortgage Loan Trust, FRN, 6.12%, 2040                 3/01/06           4,250,000        4,255,544
    Capital Trust Realty CDO Ltd., 5.16%, 2035            4/07/06           4,486,160        4,550,781
    Cardinal Health, Inc., 5.8%, 2016                     9/28/06           5,048,024        5,006,452
    CPS Auto Receivables Trust, 2.89%, 2009               3/27/03             157,425          155,236
    Crest G-Star CDO, 6.95%, 2032                         9/13/05           6,988,938        6,699,031
    Falcon Franchise Loan LLC, FRN, 3.8099%, 2025         1/29/03           1,663,596        1,265,653
    ISA Capital do Brasil S.A., 8.8%, 2017                1/19/07             123,000          126,506
    JPMorgan Chase Commercial Mortgage
    Securities Corp., 5.44%, 2045                         9/22/06           5,321,693        5,242,732
    Preferred Term Securities IV
    Ltd., CDO, FRN, 7.6106%, 2031                     9/13/05-10/07/05      1,169,031        1,153,479
    Preferred Term Securities XIX
    Ltd., CDO, FRN, 5.71%, 2035                           9/08/05           7,800,000        7,807,800
    Salomon Brothers Mortgage
    Securities, Inc., FRN, 7.0799%, 2032                  1/07/05           3,748,179        3,534,725
    Stora Enso Oyj, 7.25%, 2036                      11/06/06-11/08/06      7,281,131        7,135,781
    TPREF Funding III Ltd., CDO, 5.34% to 2008,
    FRN to 2033                                           4/18/06           4,934,550        4,966,406
    ---------------------------------------------------------------------------------------------------------------------
    Total Restricted Securities                                                            $88,024,655          4.0%
                                                                                           ==============================

The following abbreviations are used in this report and are defined:

CDO      Collateralized Debt Obligation
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT     Real Estate Investment Trust
TIPS     Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $2,193,216,454
                                                                ==============
Gross unrealized appreciation                                   $    8,433,960
Gross unrealized depreciation                                      (29,847,231)
                                                                --------------
    Net unrealized appreciation (depreciation)                  $  (21,413,271)
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

    DERIVATIVES
    -----------

FUTURES CONTRACTS OUTSTANDING AT 1/31/07:

                                                                                                         UNREALIZED
                                                                                      EXPIRATION        APPRECIATION
                                          CONTRACTS            VALUE                     DATE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                   894            $98,451,750                 Mar-07           $2,972,215
U.S. Treasury Note 10 yr (Short)             200             21,350,000                 Mar-07               46,175
---------------------------------------------------------------------------------------------------------------------
                                                                                                         $3,018,390
                                                                                                         ==========

SWAP AGREEMENTS AT 1/31/07

                                                                                                      UNREALIZED
                          NOTIONAL                          CASH FLOWS          CASH FLOWS           APPRECIATION
EXPIRATION                 AMOUNT        COUNTERPARTY       TO RECEIVE            TO PAY            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
  3/20/11           USD  4,151,000      Merrill Lynch           (1)         0.68% (fixed rate)         $(62,115)
                                         International
  3/20/11           USD  4,151,000      Merrill Lynch           (2)         0.43% (fixed rate)          (22,384)
                                         International                                                 --------
                                                                                                       $(84,499)
                                                                                                       ========
(1) Fund to receive notional amount upon a defined credit default event by AutoZone, Inc., 5.875%, 10/15/12.
(2) Fund to receive notional amount upon a defined credit default event by the New York Times co., 4.61%, 9/26/12.

At January 31, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) RESEARCH BOND FUND J

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                           SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
BONDS - 97.7%
----------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2018                                                         $  312,674           $    325,181
----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 16.3%
----------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                            $  138,945           $    123,032
----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc. "AM", FRN, 5.1801%, 2047                                  657,557                644,732
----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                        492,321                471,948
----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.7755%, 2045                                       710,000                725,197
----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, 0.775%, 2035 (i)                                                  6,721,298                544,132
----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 1.7866%, 2013 (i)                                            2,720,462                221,990
----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                                           3,942,020                346,794
----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                                         2,840,039                256,945
----------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                              331,000                328,931
----------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                              307,000                305,261
----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                                401,050                391,163
----------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                         434,873                430,168
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                   680,000                673,648
----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                     700,000                703,716
----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2255%, 2044                               580,000                574,388
----------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                          39,849                 39,295
----------------------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035                                      407,489                404,784
----------------------------------------------------------------------------------------------------------------------------------
Crest G-Star CDO, 6.95%, 2032 (z)                                                                   974,000                999,825
----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                  232,741                228,668
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                             156,003                156,809
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                               415,000                452,135
----------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009 (n)                                                        244,342                240,703
----------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                              141,000                135,644
----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                         168,445                171,691
----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.124%, 2023 (i)(n)                                                 142,217                 15,342
----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.797%, 2025 (i)(z)                                               2,101,971                320,740
----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN, 0.942%, 2043 (i)(n)                     5,772,343                182,309
----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, FRN, 0.5379%, 2035 (i)                               5,714,650                 87,792
----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                              202,000                222,699
----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.569%, 2042                                            400,000                385,790
----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                       400,000                395,915
----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                       474,453                465,729
----------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                           205,095                204,201
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2114%, 2041                             400,000                394,337
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3441%, 2042 (n)                         540,000                523,824
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                              649,533                623,863
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3643%, 2043                             826,928                817,975
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                              710,000                726,449
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2213%, 2044                             380,000                373,860
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                              881,125                854,037
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.4914%, 2035 (i)                         7,017,588                 94,822
----------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                                459,503                450,445
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.107%, 2038                                                     380,000                368,688
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.6599%, 2039                                                    860,000                871,395
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                              695,000                675,779
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 7.5009%, 2030                                                  160,000                162,397
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.9913%, 2031 (i)(n)                                         4,874,315                 81,120
----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.6685%, 2031 (i)                                            2,845,658                 18,360
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                  292,964                296,313
----------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., FRN, 0.6993%, 2030 (i)                                                 1,846,916                 23,152
----------------------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                               500,000                493,629
----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                           242,364                238,013
----------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities IV Ltd., CDO, FRN, 7.6106%, 2031 (z)                                      181,584                182,128
----------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XIX Ltd., CDO, FRN, 5.71%, 2035 (z)                                     1,425,000              1,426,425
----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                       185,000                180,958
----------------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                     845,000                837,351
----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 5.59%, 2035 (n)                                             541,413                541,569
----------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                          111,886                112,157
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                               570,000                548,383
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                          700,000                670,431
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                          879,362                853,668
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                          565,886                550,133
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.196%, 2044                                          677,000                664,361
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.316%, 2044                                          670,000                661,150
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 27,169,288
----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                                $  262,000           $    257,130
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009                                                                 220,000                221,394
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                                   136,000                130,805
----------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.5%, 2016                                                                  436,000                424,290
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,033,619
----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                       $  421,000           $    428,368
----------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                                             598,000                616,613
----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 7.65%, 2010                                                      99,000                104,657
----------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                  545,000                579,744
----------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                                    30,000                 35,900
----------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.4%, 2035                                                                      431,000                429,269
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,194,551
----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.3%
----------------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                                         $  518,000           $    503,658
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                               523,000                530,042
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                         404,000                408,208
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                          186,000                184,574
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                              450,000                449,368
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.05%, 2016                                                              399,000                409,700
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                        424,000                446,110
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                                              188,000                187,204
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                             282,000                267,468
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.75%, 2016                                                             380,000                382,652
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  3,768,984
----------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                       $    3,000           $      3,041
----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                          100,000                105,065
----------------------------------------------------------------------------------------------------------------------------------
Lafarge S.A., 6.5%, 2016                                                                            310,000                322,306
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $    430,412
----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                                          $  545,000           $    551,548
----------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45%, 2037                                                                       $  739,000           $    741,382
----------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                      656,000                627,326
----------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                         5,000                  5,262
----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                181,000                212,830
----------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                                      443,000                539,109
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,125,909
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                               $  680,000           $    665,868
----------------------------------------------------------------------------------------------------------------------------------
Western Union Co., 5.4%, 2011 (n)                                                                   900,000                884,328
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,550,196
----------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                                      $  702,000           $    683,124
----------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                                          622,000                644,204
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,327,328
----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.59%, 2012                                                          $  624,750           $    593,096
----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 6.45%, 2036                                                            $  410,000           $    406,222
----------------------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                                           10,000                 11,651
----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                    202,000                200,518
----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                     462,000                490,099
----------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 5.65%, 2016                                                                       529,000                519,701
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,628,191
----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                              $  394,000           $    411,415
----------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016                                                                     106,000                110,685
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $    522,100
----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                   $  101,000           $    114,488
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 3.0%
----------------------------------------------------------------------------------------------------------------------------------
Allied Capital Corp., 6.625%, 2011                                                               $  415,000           $    420,173
----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Co., 6.15%, 2016                                                              510,000                522,879
----------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., FRN, 6.1%, 2067                                                                     80,000                 79,791
----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                            816,000                835,755
----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                        806,000                817,776
----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.5%, 2016                                                                      978,000                974,967
----------------------------------------------------------------------------------------------------------------------------------
ORIX Corp., 5.48%, 2011                                                                             880,000                874,145
----------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.875%, 2015                                                               490,000                502,667
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,028,153
----------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (z)                                                                    $  475,000           $    486,281
----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                      251,000                259,638
----------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (n)                                                                  816,000                805,412
----------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 6.6%, 2016                                                                       250,000                253,818
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,805,149
----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
CVS Corp., 5.75%, 2011                                                                           $  350,000           $    353,598
----------------------------------------------------------------------------------------------------------------------------------
CVS Corp., 6.125%, 2016                                                                             520,000                532,226
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $    885,824
----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 7.25%, 2036 (z)                                                                  $  504,000           $    524,338
----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.2%, 2016                                                            310,000                312,817
----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                      515,000                477,663
----------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp., 6%, 2016 (n)                                                               355,000                350,058
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,140,538
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                                      $  620,000           $    626,742
----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                                  $  652,000           $    609,741
----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 5.05%, 2015                                                     335,000                324,779
----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., FRN, 6.15%, 2066                                                          513,000                510,932
----------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                         423,000                418,693
----------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 6.85%, 2015 (n)                                                                527,000                547,183
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,411,328
----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                           $  585,000           $    578,198
----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                              $  665,000           $    704,900
----------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 5.625%, 2016                                                              $1,370,000           $  1,385,074
----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                        619,000                591,437
----------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                                          338,000                363,004
----------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                            254,000                258,017
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.125%, 2014                                                                  544,000                530,679
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15%, 2015                                                                   400,000                389,894
----------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                            812,000                818,974
----------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                                195,000                202,291
----------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                              323,000                327,203
----------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                 258,000                288,659
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                               475,000                478,275
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                        387,000                417,574
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  6,051,081
----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.9%, 2016                                                           $   82,000           $     83,616
----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.8%, 2016 (z)                                                               475,000                470,438
----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.125%, 2015                                                 355,000                352,754
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $    906,808
----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                      $  872,000           $    885,080
----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                  675,000                641,250
----------------------------------------------------------------------------------------------------------------------------------
Vale Overseas Ltd., 6.25%, 2017                                                                     512,000                512,963
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,039,293
----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 13.7%
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                                          $  346,385           $    335,116
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.12%, 2012                                                                             286,736                283,428
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                                                            316,611                303,309
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2014                                                                             182,505                175,575
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.666%, 2014                                                                            652,243                630,079
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.86%, 2014                                                                             182,553                177,197
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                             233,970                223,896
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                            157,219                151,417
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.69%, 2015                                                                             131,435                126,814
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                              181,393                175,061
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.74%, 2015                                                                             200,000                192,541
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.78%, 2015                                                                             222,508                215,561
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.815%, 2015                                                                            271,000                261,937
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.82%, 2015                                                                             230,846                224,125
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                             178,235                173,737
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                             126,903                123,895
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                            500,028                489,050
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016 - 2020                                                                         257,113                251,761
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.996%, 2017                                                                            626,728                616,115
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2035                                                                     9,097,874              8,984,975
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                             183,167                179,872
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2033                                                                              167,268                170,643
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034 - 2036                                                                         622,712                625,438
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2028                                                                      2,933,796              2,904,941
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2025 - 2035                                                                    2,598,669              2,562,828
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034 - 2035                                                                      1,600,634              1,610,647
----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2036                                                                                663,373                668,092
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 22,838,050
----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                 $  816,000           $    901,447
----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                      155,000                148,230
----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6%, 2017                                                          220,000                220,652
----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                       236,000                268,092
----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.8%, 2035                                                        295,000                272,027
----------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                         558,000                544,145
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,354,593
----------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.0%
----------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 6.15%, 2034                                                                          $  499,000           $    490,182
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom B.V., 5.75%, 2016                                                                  701,000                690,495
----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2015                                                                 792,000                734,897
----------------------------------------------------------------------------------------------------------------------------------
Telefonica Emisiones S.A.U., 7.045%, 2036                                                           619,000                665,901
----------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                                781,000                811,958
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  3,393,433
----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                      $  570,000           $    569,573
----------------------------------------------------------------------------------------------------------------------------------
OILS - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                         $1,000,000           $  1,025,771
----------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.5%
----------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.2465%, 2011 (z)                              $  620,000           $    620,000
----------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                     713,000                715,674
----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                                                       465,000                470,522
----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                           828,000                802,663
----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp, 5.45%, 2017                                                                    620,000                610,278
----------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013 (n)                                                                   151,000                156,663
----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                                                          428,000                454,215
----------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                   480,000                480,356
----------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                    465,000                452,009
----------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                     400,000                400,000
----------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                          660,000                677,689
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,840,069
----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                                $  313,000           $    314,068
----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                 $  485,000           $    527,438
----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016 (n)                                                                          615,000                624,994
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,152,432
----------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                   $  326,000           $    348,005
----------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                                       380,000                410,400
----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                                    175,000                180,049
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $    938,454
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 4.0%
----------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                          $  488,000           $    468,910
----------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                        593,000                610,924
----------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 4.75%, 2014                                                                       578,000                569,935
----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                            993,000              1,015,964
----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 6%, 2012                                                                  150,000                153,479
----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 5.783%, 2016                                                              648,000                651,409
----------------------------------------------------------------------------------------------------------------------------------
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                                 580,000                567,356
----------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.75%, 2016                                                                         843,000                841,839
----------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.625%, 2016                                                                        220,000                217,950
----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 4.6%, 2010                                                           517,000                503,940
----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.75%, 2015                                                          331,000                334,160
----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.1%, 2016                                                           481,000                497,063
----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 5.625%, 2007                                                            200,000                199,866
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  6,632,795
----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                  $  567,000           $    632,127
----------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                               $  262,000           $    277,065
----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                                                        948,000                915,666
----------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Corp., Inc., 8%, 2010                                                                    70,000                 74,629
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,267,360
----------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                       $  309,000           $    303,030
----------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2011                                                                           227,000                233,900
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $    536,930
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                         $  655,000           $    639,264
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                         $   83,000           $     98,025
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.0%
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                       $   89,544           $     89,975
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                           16,194                 16,697
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                           11,850                 12,217
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                           16,297                 16,837
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                           65,035                 66,661
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                          407,055                386,139
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                          556,110                543,207
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                          581,652                571,158
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                          529,096                500,476
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024                                                          275,711                268,185
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                          519,939                508,773
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                          512,598                508,120
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                          503,381                506,968
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.76%, 2025                                                          671,782                646,976
----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.35%, 2026                                                          426,940                425,744
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,068,133
----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 21.4%
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.5%, 2010                                                                  $2,377,000           $  2,486,100
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                                                     5,000                  6,468
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                                                     1,821,000              2,037,102
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.75%, 2026                                                                  6,452,000              7,827,586
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                                                    375,000                440,010
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                 5,819,000              6,139,953
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                   1,787,000              1,670,287
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008 (f)                                                             3,244,000              3,267,950
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.125%, 2009                                                                 2,432,000              2,342,984
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2009                                                                 7,109,000              7,107,336
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                               1,484,266              1,444,550
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                             849,346                847,421
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 35,617,747
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.6%
----------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                               $  675,000           $    759,683
----------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                          588,000                630,791
----------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                            1,093,000              1,149,382
----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                      705,000                733,691
----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                       150,000                152,559
----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 6.125%, 2036                                                       250,000                251,333
----------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                                500,000                538,429
----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.25%, 2014                                                                       555,000                556,388
----------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 5.625%, 2016                                                                 852,000                849,070
----------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Capital LLC, 8%, 2019                                                                721,000                819,048
----------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                            830,000                868,678
----------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                           346,000                337,308
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  7,646,360
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                         $162,602,427
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 2/01/07 (y)                                         $1,044,000           $  1,044,000
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                                $163,646,427
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.7%                                                                                    2,822,933
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                 $166,469,360
----------------------------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of January 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $156,628,488 and 95.71% of market value. An independent pricing service provided an evaluated bid for 95.37% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,406,446, representing 6.9% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                               ACQUISITION       ACQUISITION    CURRENT MARKET      TOTAL % OF NET
    RESTRICTED SECURITIES                         DATE              COST            VALUE               ASSETS
    ---------------------------------------------------------------------------------------------------------------

    Alfa Diversified Payment Rights
    Finance Co., FRN, 7.2465%, 2011            12/04/2006        $  620,000       $  620,000
    ARAMARK Corp., 8.5%, 2015               1/17/2007-1/26/07       485,719          486,281
    Bayview Commercial Asset Trust,
    FRN, 0.84%, 2036                            2/28/06             349,299          346,794
    Bayview Commercial Asset Trust,
    FRN, 0.8788%, 2036                          5/16/06             268,995          256,945
    Cardinal Health, Inc., 5.8%, 2016           9/28/06             474,344          470,438
    CPS Auto Receivables Trust,
    2.89%, 2009                                12/19/03              39,885           39,295
    Crest G-Star CDO, 6.95%, 2032               9/13/05           1,043,093          999,825
    Falcon Franchise Loan LLC, FRN,
    3.797%, 2025                               12/19/03             505,266          320,740
    Preferred Term Securities IV
    Ltd., CDO, FRN, 7.6106%, 2031               9/13/05             184,727          182,128
    Preferred Term Securities XIX
    Ltd., CDO, FRN, 5.71%, 2035                 9/08/05           1,425,000        1,426,425
    Stora Enso Oyj, 7.25%, 2036                11/06/06             534,729          524,338
    ---------------------------------------------------------------------------------------------------------------
    Total Restricted Securities                                                   $5,673,209             3.4%
                                                                                  =================================

The following abbreviations are used in this report and are defined:

CDO     Collateralized Debt Obligation
FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT    Real Estate Investment Trust
TIPS    Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH BOND FUND J

SUPPLEMENTAL SCHEDULES (UNAUDITED) 1/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $166,366,268
                                                              ============
Gross unrealized appreciation                                 $    808,078
Gross unrealized depreciation                                   (3,527,919)
                                                              ------------
      Net unrealized appreciation (depreciation)              $ (2,719,841)
                                                              ============

(2) FINANCIAL INSTRUMENTS

DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT 1/31/07
                                                                                                       UNREALIZED
                                                                                EXPIRATION            APPRECIATION
CONTRACTS                                                   VALUE                  DATE              (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                111            $ 12,223,875             Mar-07                $ 369,034
U.S. Treasury Note 10 yr (Short)           63               6,725,250             Mar-07                   50,420
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 419,454
                                                                                                        =========

SWAP AGREEMENTS AT 1/31/07

                                                                                                       UNREALIZED
NOTIONAL                                              CASH FLOWS          CASH FLOWS                  APPRECIATION
EXPIRATION AMOUNT                COUNTERPARTY         TO RECEIVE            TO PAY                   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/11 USD 523,000             Merrill Lynch            (1)          0.68% (fixed rate)               $ (7,826)
                                International
3/20/11 USD 523,000             Merrill Lynch            (2)          0.43% (fixed rate)                 (2,820)
                                                                                                       --------
                                                                                                       $(10,646)
                                                                                                       ========

(1) Fund to receive notional amount upon a defined credit default event by AutoZone, Inc., 5.875%, 10/15/12.
(2) Fund to receive notional amount upon a defined credit default event by The New York Times Co. 4.61%, 9/26/12.
    derivative contracts.

At  January 31, 2007, the fund had sufficient cash and/or securities to cover any commitments under these 9

MFS(R) INFLATION-ADJUSTED BOND FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Inflation-Adjusted Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 99.2%
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTED SECURITIES - 99.2%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.5%, 2016                                                                  $    718,423         $   725,130
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.375%, 2025                                                                   1,330,955           1,322,637
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2%, 2026                                                                         644,703             604,585
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.375%, 2027                                                                     164,873             164,016
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.625%, 2028                                                                   1,046,548           1,260,027
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.875%, 2029                                                                     992,882           1,246,803
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.375%, 2032                                                                     289,494             348,727
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2009                                                                     337,898             347,058
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2010                                                                      532,981             560,900
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 0.875%, 2010(f)                                                                1,244,506           1,183,301
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2011                                                                       492,065             512,459
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2011                                                                     802,032             799,870
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2012                                                                     261,016             272,741
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                                       1,036,685           1,069,081
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.875%, 2013                                                                     970,987             940,757
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                       1,205,080           1,172,834
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                         951,446             925,244
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.625%, 2015                                                                     918,137             865,954
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.875%, 2015                                                                     751,093             721,489
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2016                                                                         761,460             736,920
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2017                                                                     664,488             662,982
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $ 16,443,515
---------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds Futures - March 2007@ $114(a)                                                           2        $         31
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 2/01/07(y)                                          $     80,000        $     80,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $ 16,523,546
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.3%                                                                                      54,278
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 16,577,824
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of January 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $16,443,546 and 99.52% of market value. An independent pricing service provided an evaluated bid for 99.52% of the market value.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INFLATION-ADJUSTED BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $16,890,768
                                                                  ===========
Gross unrealized appreciation                                     $         0
Gross unrealized depreciation                                        (367,222)
                                                                  -----------
      Net unrealized appreciation (depreciation)                  $  (367,222)
                                                                  ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS

                                                                                                     UNREALIZED
                                                                               EXPIRATION           APPRECIATION
                                                CONTRACTS          VALUE          DATE             (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                         3             $330,188        Mar-07                $ (823)
U.S. Treasury Note 5 yr (Short)                    2              208,938        Mar-07                    56
U.S. Treasury Note 10 yr (Short)                   5              533,359        Mar-07                   451
-----------------------------------------------------------------------------------------------------------------
                                                                                                       $ (316)
                                                                                                       ======

At January 31, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: March 13, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: March 13, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date:    March 13, 2007


* Print name and title of each signing officer under his or her signature.